Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000012080
Shareholder Report [Line Items]
Fund Name	iShares Biotechnology ETF
Trading Symbol	IBB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Biotechnology ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Biotechnology ETF	$43	0.44%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (6.57)%.

  For the same period, the MSCI USA Index returned 8.17% and the NYSE Biotechnology Index returned (6.30)%.

What contributed to performance?

Modestly contributing to the Fund’s return were certain innovative biopharmaceutical companies. During the reporting period, these firms benefited from strong sales growth, expanded product pipelines, and positive clinical trial results.

What detracted from performance?

The life sciences tools and services segment was the largest detractor to the Fund’s return during the reporting period. These companies, which provide research tools, lab equipment, and technologies, were directly impacted by weakened spending from biopharmaceutical clients. Biotechnology companies were pressured by a weak funding environment, given their high sensitivity to interest rates as these firms mainly rely on external capital to fund long-term research and development. Also weighing on firms within pharmaceuticals, biotechnology, and life sciences was the expectation of production challenges from the Biosecure Act, which would require U.S. companies to shift their sourcing away from the targeted Chinese companies, uncertainty around policy changes from the new U.S. presidential administration, and overall macroeconomic headwinds.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	NYSE Biotechnology Index
Apr 15	$9,723	$10,091	$9,725
May 15	$10,619	$10,226	$10,629
Jun 15	$10,741	$10,032	$10,753
Jul 15	$11,124	$10,233	$11,138
Aug 15	$9,947	$9,612	$9,963
Sep 15	$8,811	$9,357	$8,825
Oct 15	$9,480	$10,130	$9,497
Nov 15	$9,730	$10,165	$9,745
Dec 15	$9,848	$9,994	$9,868
Jan 16	$7,778	$9,463	$7,794
Feb 16	$7,402	$9,443	$7,419
Mar 16	$7,591	$10,090	$7,610
Apr 16	$7,808	$10,140	$7,828
May 16	$8,140	$10,325	$8,164
Jun 16	$7,502	$10,352	$7,524
Jul 16	$8,434	$10,745	$8,460
Aug 16	$8,185	$10,761	$8,212
Sep 16	$8,433	$10,772	$8,464
Oct 16	$7,473	$10,568	$7,501
Nov 16	$7,982	$10,950	$8,013
Dec 16	$7,728	$11,154	$7,761
Jan 17	$8,109	$11,385	$8,146
Feb 17	$8,662	$11,833	$8,704
Mar 17	$8,559	$11,850	$8,602
Apr 17	$8,684	$11,978	$8,729
May 17	$8,344	$12,141	$8,389
Jun 17	$9,054	$12,217	$9,107
Jul 17	$9,314	$12,466	$9,371
Aug 17	$9,738	$12,507	$9,801
Sep 17	$9,746	$12,762	$9,812
Oct 17	$9,177	$13,054	$9,242
Nov 17	$9,229	$13,452	$9,297
Dec 17	$9,367	$13,597	$9,440
Jan 18	$10,015	$14,378	$10,097
Feb 18	$9,482	$13,850	$9,562
Mar 18	$9,365	$13,512	$9,446
Apr 18	$9,085	$13,567	$9,165
May 18	$9,514	$13,897	$9,601
Jun 18	$9,645	$13,992	$9,736
Jul 18	$10,237	$14,494	$10,337
Aug 18	$10,734	$14,974	$10,840
Sep 18	$10,719	$15,042	$10,826
Oct 18	$9,152	$13,998	$9,246
Nov 18	$9,584	$14,271	$9,687
Dec 18	$8,511	$12,985	$8,603
Jan 19	$9,648	$14,053	$9,756
Feb 19	$9,908	$14,524	$10,022
Mar 19	$9,826	$14,792	$9,941
Apr 19	$9,348	$15,385	$9,461
May 19	$8,782	$14,413	$8,891
Jun 19	$9,596	$15,425	$9,717
Jul 19	$9,300	$15,663	$9,418
Aug 19	$9,058	$15,391	$9,175
Sep 19	$8,764	$15,665	$8,879
Oct 19	$9,442	$16,006	$9,566
Nov 19	$10,523	$16,607	$10,666
Dec 19	$10,617	$17,094	$10,764
Jan 20	$10,020	$17,128	$10,161
Feb 20	$10,053	$15,731	$10,197
Mar 20	$9,514	$13,736	$9,658
Apr 20	$10,942	$15,543	$11,108
May 20	$11,870	$16,351	$12,054
Jun 20	$12,065	$16,724	$12,256
Jul 20	$11,857	$17,717	$12,047
Aug 20	$11,967	$19,047	$12,163
Sep 20	$11,953	$18,337	$12,155
Oct 20	$11,504	$17,859	$11,702
Nov 20	$12,787	$19,926	$13,013
Dec 20	$13,367	$20,747	$13,608
Jan 21	$14,198	$20,555	$14,459
Feb 21	$13,870	$21,092	$14,129
Mar 21	$13,285	$21,885	$13,533
Apr 21	$13,676	$23,076	$13,936
May 21	$13,407	$23,187	$13,667
Jun 21	$14,469	$23,833	$14,758
Jul 21	$14,656	$24,396	$14,953
Aug 21	$15,240	$25,116	$15,554
Sep 21	$14,294	$23,931	$14,593
Oct 21	$14,118	$25,600	$14,418
Nov 21	$13,633	$25,342	$13,926
Dec 21	$13,499	$26,343	$13,794
Jan 22	$11,677	$24,852	$11,935
Feb 22	$11,164	$24,124	$11,413
Mar 22	$11,528	$24,972	$11,790
Apr 22	$10,328	$22,708	$10,565
May 22	$10,331	$22,658	$10,572
Jun 22	$10,422	$20,783	$10,670
Jul 22	$10,977	$22,721	$11,241
Aug 22	$10,745	$21,831	$11,007
Sep 22	$10,383	$19,807	$10,640
Oct 22	$11,409	$21,379	$11,695
Nov 22	$12,097	$22,542	$12,403
Dec 22	$11,665	$21,217	$11,964
Jan 23	$12,116	$22,613	$12,431
Feb 23	$11,300	$22,073	$11,596
Mar 23	$11,476	$22,857	$11,777
Apr 23	$11,592	$23,147	$11,899
May 23	$11,218	$23,297	$11,519
Jun 23	$11,277	$24,851	$11,581
Jul 23	$11,476	$25,706	$11,791
Aug 23	$11,433	$25,273	$11,750
Sep 23	$10,876	$24,088	$11,180
Oct 23	$10,110	$23,534	$10,396
Nov 23	$10,753	$25,753	$11,061
Dec 23	$12,087	$26,966	$12,440
Jan 24	$11,960	$27,386	$12,313
Feb 24	$12,185	$28,856	$12,549
Mar 24	$12,228	$29,773	$12,595
Apr 24	$11,302	$28,544	$11,646
May 24	$11,917	$29,908	$12,283
Jun 24	$12,226	$30,977	$12,605
Jul 24	$13,169	$31,366	$13,578
Aug 24	$13,205	$32,123	$13,617
Sep 24	$12,987	$32,814	$13,396
Oct 24	$12,516	$32,572	$12,915
Nov 24	$12,633	$34,610	$13,037
Dec 24	$11,796	$33,729	$12,178
Jan 25	$12,378	$34,756	$12,780
Feb 25	$12,230	$34,209	$12,631
Mar 25	$11,424	$32,207	$11,802

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	(6.57)%	3.73%	1.34%
MSCI USA Index...
	8.17	18.58	12.41
NYSE Biotechnology Index...
	(6.30)	4.09	1.67

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 5,742,640,762
Holdings Count | Holding	266
Advisory Fees Paid, Amount	$ 31,129,732
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$5,742,640,762
Number of Portfolio Holdings...
266
Net Investment Advisory Fees...
$31,129,732
Portfolio Turnover Rate...
18%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Biotechnology...
81.1%
Life Sciences Tools & Services...
15.1
Pharmaceuticals...
3.4
Health Care Equipment & Supplies...
0.2
Health Care Providers & Services...
0.2
Chemicals...
0.0Footnote Reference(b)
Security	Percent of Total InvestmentsFootnote Reference(a)
Amgen, Inc...
8.7%
Vertex Pharmaceuticals, Inc...
8.6
Gilead Sciences, Inc...
8.4
Regeneron Pharmaceuticals, Inc...
7.4
Alnylam Pharmaceuticals, Inc...
3.7
IQVIA Holdings, Inc...
3.4
Argenx SE, ADR...
2.8
Mettler-Toledo International, Inc...
2.7
Waters Corp...
2.4
Biogen, Inc...
2.2

Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Material Fund Change [Text Block]

Material fund changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

C000012040
Shareholder Report [Line Items]
Fund Name	iShares Core S&P 500 ETF
Trading Symbol	IVV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core S&P 500 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P 500 ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 8.21%.

  For the same period, the S&P Total Market Index returned 7.09% and the S&P 500® returned 8.25%.

What contributed to performance?

Financial stocks were the main contributors to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Overall, insurance companies were supported by rising premiums and growth in property and casualty names. The capital markets industry further contributed, driven in part by growing trading volumes and investment banking revenues. Additionally, the continued shift from cash to digital payments was a tailwind for payment processing companies. The information technology supported performance, in particular, an innovative multinational technology company that benefited from consistently strong brand recognition and the robust ecosystem of its products and services. Additionally, optimism was further fueled by the potential of emerging technologies like artificial intelligence (“AI”) to enhance product development and operational efficiency. In the communication sector, media and entertainment stocks contributed, as the benefits of investments in AI for advertising came to fruition.

What detracted from performance?

There were no significant detractors to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Total Market Index	S&P 500®
Apr 15	$10,095	$10,046	$10,096
May 15	$10,225	$10,187	$10,226
Jun 15	$10,026	$10,013	$10,028
Jul 15	$10,237	$10,179	$10,238
Aug 15	$9,619	$9,568	$9,620
Sep 15	$9,380	$9,286	$9,382
Oct 15	$10,171	$10,017	$10,174
Nov 15	$10,201	$10,073	$10,204
Dec 15	$10,040	$9,869	$10,043
Jan 16	$9,541	$9,309	$9,545
Feb 16	$9,528	$9,306	$9,532
Mar 16	$10,174	$9,961	$10,178
Apr 16	$10,213	$10,022	$10,218
May 16	$10,395	$10,202	$10,401
Jun 16	$10,422	$10,222	$10,428
Jul 16	$10,805	$10,628	$10,813
Aug 16	$10,820	$10,657	$10,828
Sep 16	$10,821	$10,676	$10,830
Oct 16	$10,624	$10,442	$10,632
Nov 16	$11,017	$10,906	$11,026
Dec 16	$11,234	$11,118	$11,244
Jan 17	$11,447	$11,334	$11,457
Feb 17	$11,901	$11,752	$11,912
Mar 17	$11,915	$11,762	$11,926
Apr 17	$12,037	$11,885	$12,049
May 17	$12,205	$12,005	$12,218
Jun 17	$12,281	$12,116	$12,294
Jul 17	$12,534	$12,345	$12,547
Aug 17	$12,571	$12,367	$12,586
Sep 17	$12,830	$12,669	$12,845
Oct 17	$13,130	$12,944	$13,145
Nov 17	$13,531	$13,336	$13,548
Dec 17	$13,682	$13,471	$13,699
Jan 18	$14,465	$14,186	$14,483
Feb 18	$13,932	$13,660	$13,949
Mar 18	$13,577	$13,390	$13,595
Apr 18	$13,629	$13,437	$13,647
May 18	$13,956	$13,817	$13,976
Jun 18	$14,042	$13,908	$14,062
Jul 18	$14,564	$14,373	$14,585
Aug 18	$15,038	$14,873	$15,060
Sep 18	$15,123	$14,897	$15,146
Oct 18	$14,089	$13,793	$14,111
Nov 18	$14,375	$14,070	$14,398
Dec 18	$13,077	$12,758	$13,098
Jan 19	$14,124	$13,856	$14,148
Feb 19	$14,577	$14,343	$14,602
Mar 19	$14,861	$14,549	$14,886
Apr 19	$15,462	$15,128	$15,489
May 19	$14,480	$14,152	$14,504
Jun 19	$15,500	$15,144	$15,526
Jul 19	$15,722	$15,366	$15,750
Aug 19	$15,472	$15,056	$15,500
Sep 19	$15,762	$15,316	$15,790
Oct 19	$16,102	$15,641	$16,132
Nov 19	$16,686	$16,233	$16,718
Dec 19	$17,189	$16,700	$17,222
Jan 20	$17,182	$16,679	$17,216
Feb 20	$15,767	$15,314	$15,798
Mar 20	$13,820	$13,199	$13,847
Apr 20	$15,592	$14,949	$15,622
May 20	$16,334	$15,752	$16,366
Jun 20	$16,658	$16,115	$16,692
Jul 20	$17,597	$17,025	$17,633
Aug 20	$18,862	$18,249	$18,900
Sep 20	$18,145	$17,577	$18,182
Oct 20	$17,661	$17,203	$17,699
Nov 20	$19,595	$19,306	$19,636
Dec 20	$20,347	$20,172	$20,391
Jan 21	$20,142	$20,106	$20,185
Feb 21	$20,696	$20,750	$20,742
Mar 21	$21,602	$21,473	$21,650
Apr 21	$22,754	$22,575	$22,806
May 21	$22,912	$22,678	$22,965
Jun 21	$23,446	$23,252	$23,501
Jul 21	$24,003	$23,653	$24,059
Aug 21	$24,732	$24,329	$24,791
Sep 21	$23,581	$23,225	$23,638
Oct 21	$25,232	$24,785	$25,294
Nov 21	$25,057	$24,419	$25,119
Dec 21	$26,179	$25,347	$26,244
Jan 22	$24,824	$23,825	$24,886
Feb 22	$24,080	$23,227	$24,141
Mar 22	$24,974	$23,979	$25,038
Apr 22	$22,795	$21,816	$22,854
May 22	$22,836	$21,772	$22,896
Jun 22	$20,951	$19,942	$21,006
Jul 22	$22,882	$21,812	$22,943
Aug 22	$21,949	$20,988	$22,007
Sep 22	$19,927	$19,032	$19,981
Oct 22	$21,540	$20,585	$21,598
Nov 22	$22,743	$21,671	$22,805
Dec 22	$21,432	$20,397	$21,491
Jan 23	$22,778	$21,820	$22,842
Feb 23	$22,222	$21,314	$22,284
Mar 23	$23,037	$21,875	$23,103
Apr 23	$23,396	$22,094	$23,463
May 23	$23,497	$22,190	$23,565
Jun 23	$25,049	$23,711	$25,122
Jul 23	$25,853	$24,565	$25,929
Aug 23	$25,443	$24,083	$25,516
Sep 23	$24,230	$22,931	$24,300
Oct 23	$23,720	$22,313	$23,789
Nov 23	$25,885	$24,407	$25,961
Dec 23	$27,061	$25,713	$27,141
Jan 24	$27,514	$25,997	$27,597
Feb 24	$28,983	$27,410	$29,070
Mar 24	$29,914	$28,296	$30,006
Apr 24	$28,692	$27,048	$28,780
May 24	$30,114	$28,332	$30,207
Jun 24	$31,193	$29,212	$31,291
Jul 24	$31,572	$29,749	$31,672
Aug 24	$32,337	$30,386	$32,440
Sep 24	$33,027	$31,012	$33,133
Oct 24	$32,727	$30,791	$32,833
Nov 24	$34,647	$32,842	$34,760
Dec 24	$33,820	$31,852	$33,931
Jan 25	$34,761	$32,828	$34,876
Feb 25	$34,306	$32,208	$34,421
Mar 25	$32,373	$30,301	$32,482

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	8.21%	18.56%	12.47%
S&P Total Market Index...
	7.09	18.08	11.72
S&P 500®...
	8.25	18.59	12.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 581,551,682,983
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 158,485,881
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$581,551,682,983
Number of Portfolio Holdings...
508
Net Investment Advisory Fees...
$158,485,881
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
29.6%
Financials...
14.7
Health Care...
11.2
Consumer Discretionary...
10.3
Communication Services...
9.2
Industrials...
8.5
Consumer Staples...
6.0
Energy...
3.7
Utilities...
2.5
Real Estate...
2.3
Materials...
2.0
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
7.0%
Microsoft Corp...
5.9
NVIDIA Corp...
5.6
Amazon.com, Inc...
3.8
Meta Platforms, Inc., Class A...
2.7
Berkshire Hathaway, Inc., Class B...
2.1
Alphabet, Inc., Class A...
1.9
Broadcom, Inc...
1.7
Alphabet, Inc., Class C, NVS...
1.6
Tesla, Inc...
1.5

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012047
Shareholder Report [Line Items]
Fund Name	iShares Core S&P Total U.S. Stock Market ETF
Trading Symbol	ITOT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Total U.S. Stock Market ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 7.07%.

  For the same period, the S&P Total Market Index returned 7.09%.

What contributed to performance?

Financial stocks were the main contributors to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Overall, insurance companies were supported by rising premiums and growth in property and casualty names. The capital markets industry further contributed, driven in part by growing trading volumes and investment banking revenues. Additionally, the continued shift from cash to digital payments was a tailwind for payment processing companies. The information technology supported performance, in particular, an innovative multinational technology company that benefited from consistently strong brand recognition and the robust ecosystem of its products and services. Additionally, optimism was further fueled by the potential of emerging technologies like artificial intelligence (“AI”) to enhance product development and operational efficiency. In the communication sector, media and entertainment stocks contributed, as the benefits of investments in AI for advertising came to fruition.

What detracted from performance?

There were no significant detractors to the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Total Market Index
Apr 15	$10,061	$10,046
May 15	$10,195	$10,187
Jun 15	$10,013	$10,013
Jul 15	$10,197	$10,179
Aug 15	$9,588	$9,568
Sep 15	$9,342	$9,286
Oct 15	$10,103	$10,017
Nov 15	$10,149	$10,073
Dec 15	$9,958	$9,869
Jan 16	$9,392	$9,309
Feb 16	$9,390	$9,306
Mar 16	$10,051	$9,961
Apr 16	$10,114	$10,022
May 16	$10,295	$10,202
Jun 16	$10,314	$10,222
Jul 16	$10,723	$10,628
Aug 16	$10,754	$10,657
Sep 16	$10,772	$10,676
Oct 16	$10,531	$10,442
Nov 16	$10,996	$10,906
Dec 16	$11,212	$11,118
Jan 17	$11,430	$11,334
Feb 17	$11,852	$11,752
Mar 17	$11,862	$11,762
Apr 17	$11,985	$11,885
May 17	$12,106	$12,005
Jun 17	$12,218	$12,116
Jul 17	$12,445	$12,345
Aug 17	$12,470	$12,367
Sep 17	$12,778	$12,669
Oct 17	$13,055	$12,944
Nov 17	$13,456	$13,336
Dec 17	$13,592	$13,471
Jan 18	$14,311	$14,186
Feb 18	$13,783	$13,660
Mar 18	$13,509	$13,390
Apr 18	$13,558	$13,437
May 18	$13,940	$13,817
Jun 18	$14,032	$13,908
Jul 18	$14,503	$14,373
Aug 18	$15,006	$14,873
Sep 18	$15,028	$14,897
Oct 18	$13,919	$13,793
Nov 18	$14,198	$14,070
Dec 18	$12,876	$12,758
Jan 19	$13,987	$13,856
Feb 19	$14,475	$14,343
Mar 19	$14,682	$14,549
Apr 19	$15,265	$15,128
May 19	$14,280	$14,152
Jun 19	$15,280	$15,144
Jul 19	$15,504	$15,366
Aug 19	$15,193	$15,056
Sep 19	$15,455	$15,316
Oct 19	$15,782	$15,641
Nov 19	$16,378	$16,233
Dec 19	$16,851	$16,700
Jan 20	$16,828	$16,679
Feb 20	$15,451	$15,314
Mar 20	$13,319	$13,199
Apr 20	$15,084	$14,949
May 20	$15,892	$15,752
Jun 20	$16,258	$16,115
Jul 20	$17,177	$17,025
Aug 20	$18,411	$18,249
Sep 20	$17,732	$17,577
Oct 20	$17,354	$17,203
Nov 20	$19,477	$19,306
Dec 20	$20,347	$20,172
Jan 21	$20,276	$20,106
Feb 21	$20,925	$20,750
Mar 21	$21,654	$21,473
Apr 21	$22,769	$22,575
May 21	$22,870	$22,678
Jun 21	$23,450	$23,252
Jul 21	$23,853	$23,653
Aug 21	$24,534	$24,329
Sep 21	$23,420	$23,225
Oct 21	$24,994	$24,785
Nov 21	$24,625	$24,419
Dec 21	$25,564	$25,347
Jan 22	$24,033	$23,825
Feb 22	$23,429	$23,227
Mar 22	$24,187	$23,979
Apr 22	$22,006	$21,816
May 22	$21,963	$21,772
Jun 22	$20,117	$19,942
Jul 22	$22,005	$21,812
Aug 22	$21,174	$20,988
Sep 22	$19,199	$19,032
Oct 22	$20,764	$20,585
Nov 22	$21,860	$21,671
Dec 22	$20,576	$20,397
Jan 23	$22,011	$21,820
Feb 23	$21,501	$21,314
Mar 23	$22,067	$21,875
Apr 23	$22,289	$22,094
May 23	$22,386	$22,190
Jun 23	$23,919	$23,711
Jul 23	$24,780	$24,565
Aug 23	$24,299	$24,083
Sep 23	$23,135	$22,931
Oct 23	$22,511	$22,313
Nov 23	$24,631	$24,407
Dec 23	$25,947	$25,713
Jan 24	$26,232	$25,997
Feb 24	$27,655	$27,410
Mar 24	$28,546	$28,296
Apr 24	$27,288	$27,048
May 24	$28,584	$28,332
Jun 24	$29,473	$29,212
Jul 24	$30,015	$29,749
Aug 24	$30,657	$30,386
Sep 24	$31,289	$31,012
Oct 24	$31,065	$30,791
Nov 24	$33,132	$32,842
Dec 24	$32,128	$31,852
Jan 25	$33,114	$32,828
Feb 25	$32,488	$32,208
Mar 25	$30,565	$30,301

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	7.07%	18.07%	11.82%
S&P Total Market Index...
	7.09	18.08	11.72

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 61,890,209,753
Holdings Count | Holding	2,454
Advisory Fees Paid, Amount	$ 18,172,859
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$61,890,209,753
Number of Portfolio Holdings...
2,454
Net Investment Advisory Fees...
$18,172,859
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
28.0%
Financials...
15.2
Health Care...
11.3
Consumer Discretionary...
10.3
Industrials...
9.6
Communication Services...
8.6
Consumer Staples...
5.7
Energy...
3.7
Real Estate...
2.7
Utilities...
2.5
Materials...
2.4
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.2%
Microsoft Corp...
5.2
NVIDIA Corp...
4.9
Amazon.com, Inc...
3.3
Meta Platforms, Inc., Class A...
2.3
Berkshire Hathaway, Inc., Class B...
1.8
Alphabet, Inc., Class A...
1.7
Broadcom, Inc...
1.4
Alphabet, Inc., Class C, NVS...
1.4
Tesla, Inc...
1.3

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012082
Shareholder Report [Line Items]
Fund Name	iShares Expanded Tech Sector ETF
Trading Symbol	IGM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Expanded Tech Sector ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Expanded Tech Sector ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 5.43%.

  For the same period, the S&P Total Market Index returned 7.09% and the S&P North American Expanded Technology Sector Index™ returned 5.84%.

What contributed to performance?

The communication sector contributed the most to the Fund’s return during the reporting period. Media and entertainment stocks gained, as the benefits of investments in artificial intelligence (“AI”) for advertising came to fruition for interactive media and services companies. In addition, strong international subscriber growth and strategic price increases helped a multinational streaming company. Within the information technology sector, an innovative multinational technology company benefited from consistently strong brand recognition and the robust ecosystem of its products and services. Additionally, optimism was further fueled by the potential of emerging technologies to enhance product development and operational efficiency.

What detracted from performance?

Detracting from the Fund’s return during the reporting period were stocks within the semiconductor materials and equipment segment. While demand for chips that power AI experienced strong demand, firms exposed to the PC, smartphone, industrial, and automotive sectors generally saw fundamentals under pressure due to weak end demand conditions and excess inventory.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Total Market Index	S&P North American Expanded Technology Sector Index™
Apr 15	$10,244	$10,046	$10,248
May 15	$10,453	$10,187	$10,460
Jun 15	$10,069	$10,013	$10,079
Jul 15	$10,465	$10,179	$10,480
Aug 15	$9,897	$9,568	$9,914
Sep 15	$9,778	$9,286	$9,798
Oct 15	$10,862	$10,017	$10,889
Nov 15	$10,998	$10,073	$11,030
Dec 15	$10,794	$9,869	$10,829
Jan 16	$10,089	$9,309	$10,125
Feb 16	$9,993	$9,306	$10,031
Mar 16	$10,832	$9,961	$10,879
Apr 16	$10,486	$10,022	$10,535
May 16	$11,049	$10,202	$11,106
Jun 16	$10,796	$10,222	$10,855
Jul 16	$11,593	$10,628	$11,662
Aug 16	$11,837	$10,657	$11,914
Sep 16	$12,165	$10,676	$12,249
Oct 16	$12,083	$10,442	$12,172
Nov 16	$12,083	$10,906	$12,174
Dec 16	$12,201	$11,118	$12,298
Jan 17	$12,794	$11,334	$12,902
Feb 17	$13,356	$11,752	$13,474
Mar 17	$13,663	$11,762	$13,788
Apr 17	$14,018	$11,885	$14,152
May 17	$14,639	$12,005	$14,786
Jun 17	$14,300	$12,116	$14,448
Jul 17	$14,913	$12,345	$15,075
Aug 17	$15,229	$12,367	$15,401
Sep 17	$15,384	$12,669	$15,564
Oct 17	$16,542	$12,944	$16,741
Nov 17	$16,737	$13,336	$16,945
Dec 17	$16,729	$13,471	$16,944
Jan 18	$18,326	$14,186	$18,570
Feb 18	$18,401	$13,660	$18,652
Mar 18	$17,826	$13,390	$18,077
Apr 18	$17,964	$13,437	$18,226
May 18	$19,137	$13,817	$19,425
Jun 18	$19,183	$13,908	$19,479
Jul 18	$19,502	$14,373	$19,810
Aug 18	$20,930	$14,873	$21,270
Sep 18	$20,863	$14,897	$21,211
Oct 18	$18,719	$13,793	$19,037
Nov 18	$18,654	$14,070	$18,976
Dec 18	$17,154	$12,758	$17,441
Jan 19	$18,895	$13,856	$19,221
Feb 19	$19,781	$14,343	$20,133
Mar 19	$20,593	$14,549	$20,966
Apr 19	$21,920	$15,128	$22,327
May 19	$20,085	$14,152	$20,462
Jun 19	$21,588	$15,144	$22,001
Jul 19	$22,285	$15,366	$22,718
Aug 19	$21,704	$15,056	$22,135
Sep 19	$21,735	$15,316	$22,174
Oct 19	$22,432	$15,641	$22,895
Nov 19	$23,495	$16,233	$23,989
Dec 19	$24,304	$16,700	$24,824
Jan 20	$25,201	$16,679	$25,750
Feb 20	$23,552	$15,314	$24,074
Mar 20	$21,315	$13,199	$21,797
Apr 20	$24,742	$14,949	$25,310
May 20	$26,599	$15,752	$27,218
Jun 20	$28,102	$16,115	$28,770
Jul 20	$29,973	$17,025	$30,698
Aug 20	$32,968	$18,249	$33,776
Sep 20	$31,108	$17,577	$31,882
Oct 20	$30,261	$17,203	$31,024
Nov 20	$33,749	$19,306	$34,613
Dec 20	$35,228	$20,172	$36,143
Jan 21	$34,951	$20,106	$35,872
Feb 21	$36,093	$20,750	$37,056
Mar 21	$36,344	$21,473	$37,327
Apr 21	$38,635	$22,575	$39,693
May 21	$38,185	$22,678	$39,241
Jun 21	$40,706	$23,252	$41,850
Jul 21	$41,683	$23,653	$42,867
Aug 21	$43,269	$24,329	$44,513
Sep 21	$40,707	$23,225	$41,891
Oct 21	$43,374	$24,785	$44,652
Nov 21	$43,802	$24,419	$45,112
Dec 21	$44,278	$25,347	$45,617
Jan 22	$40,197	$23,825	$41,425
Feb 22	$38,117	$23,227	$39,296
Mar 22	$39,164	$23,979	$40,388
Apr 22	$33,551	$21,816	$34,613
May 22	$33,035	$21,772	$34,090
Jun 22	$29,742	$19,942	$30,701
Jul 22	$33,571	$21,812	$34,668
Aug 22	$31,651	$20,988	$32,695
Sep 22	$27,934	$19,032	$28,867
Oct 22	$29,130	$20,585	$30,112
Nov 22	$30,916	$21,671	$31,971
Dec 22	$28,399	$20,397	$29,378
Jan 23	$31,828	$21,820	$32,937
Feb 23	$31,410	$21,314	$32,516
Mar 23	$34,442	$21,875	$35,666
Apr 23	$34,317	$22,094	$35,549
May 23	$37,810	$22,190	$39,182
Jun 23	$39,882	$23,711	$41,341
Jul 23	$41,902	$24,565	$43,449
Aug 23	$41,353	$24,083	$42,893
Sep 23	$38,881	$22,931	$40,341
Oct 23	$38,005	$22,313	$39,441
Nov 23	$42,982	$24,407	$44,573
Dec 23	$45,628	$25,713	$47,332
Jan 24	$47,661	$25,997	$49,457
Feb 24	$51,467	$27,410	$53,423
Mar 24	$52,685	$28,296	$54,705
Apr 24	$49,973	$27,048	$51,908
May 24	$53,396	$28,332	$55,481
Jun 24	$57,678	$29,212	$59,951
Jul 24	$56,135	$29,749	$58,366
Aug 24	$56,996	$30,386	$59,281
Sep 24	$58,746	$31,012	$61,122
Oct 24	$58,507	$30,791	$60,895
Nov 24	$62,003	$32,842	$64,555
Dec 24	$62,489	$31,852	$65,085
Jan 25	$64,326	$32,828	$67,023
Feb 25	$61,333	$32,208	$63,919
Mar 25	$55,544	$30,301	$57,900

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	5.43%	21.11%	18.70%
S&P Total Market Index...
	7.09	18.08	11.72
S&P North American Expanded Technology Sector Index™...
	5.84	21.58	19.20

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 5,197,981,310
Holdings Count | Holding	289
Advisory Fees Paid, Amount	$ 20,456,336
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$5,197,981,310
Number of Portfolio Holdings...
289
Net Investment Advisory Fees...
$20,456,336
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
29.4%
Semiconductors & Semiconductor Equipment...
24.2
Interactive Media & Services...
17.1
Technology Hardware, Storage & Peripherals...
10.5
IT Services...
7.2
Entertainment...
4.3
Communications Equipment...
3.9
Electronic Equipment, Instruments & Components...
3.4
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
9.1%
Microsoft Corp...
8.5
Meta Platforms, Inc., Class A...
8.4
NVIDIA Corp...
8.1
Alphabet, Inc., Class A...
4.5
Broadcom, Inc...
4.0
Alphabet, Inc., Class C, NVS...
3.7
Netflix, Inc...
3.4
Salesforce, Inc...
2.2
Cisco Systems, Inc...
2.1

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012085
Shareholder Report [Line Items]
Fund Name	iShares Expanded Tech-Software Sector ETF
Trading Symbol	IGV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Expanded Tech-Software Sector ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Expanded Tech-Software Sector ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 4.40%.

  For the same period, the S&P Total Market Index returned 7.09% and the S&P North American Expanded Technology Software Index™ returned 4.78%.

What contributed to performance?

Application software companies contributed the most to the Fund’s return during the reporting period. As companies accelerated their digital transformation journeys, they sought specialized solutions from these firms to streamline operations, enhance customer engagement, and drive efficiency. Specifically, one company’s artificial intelligence (“AI”)-driven solutions attracted both government and commercial clients, resulting in larger contracts and expanded adoption. Systems software stocks also benefited from ongoing digital transformation trends, as companies prioritized secure, scalable infrastructure, and automation to support hybrid work and data-driven decision-making. This tailwind was further amplified by growing demand for integrated platforms that combine cybersecurity, AI, and cloud capabilities to address evolving business needs.

What detracted from performance?

Among specific detractors, a leading software company with a focus on creativity and digital document management detracted from the Fund’s return during the reporting period. Slowing growth metrics and a declining subscriber base raised investors' concerns, as did increased competition in the creative software market. Also, a major software firm was challenged due to decelerating growth in its cloud infrastructure unit and concerns about its AI investment strategy.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Total Market Index	S&P North American Expanded Technology Software Index™
Apr 15	$10,379	$10,046	$10,383
May 15	$10,500	$10,187	$10,509
Jun 15	$10,345	$10,013	$10,358
Jul 15	$10,666	$10,179	$10,683
Aug 15	$9,909	$9,568	$9,928
Sep 15	$9,867	$9,286	$9,891
Oct 15	$10,769	$10,017	$10,799
Nov 15	$10,991	$10,073	$11,026
Dec 15	$10,809	$9,869	$10,848
Jan 16	$9,905	$9,309	$9,945
Feb 16	$9,692	$9,306	$9,733
Mar 16	$10,574	$9,961	$10,626
Apr 16	$10,547	$10,022	$10,603
May 16	$11,156	$10,202	$11,220
Jun 16	$11,052	$10,222	$11,120
Jul 16	$11,587	$10,628	$11,663
Aug 16	$11,830	$10,657	$11,912
Sep 16	$11,940	$10,676	$12,024
Oct 16	$11,821	$10,442	$11,909
Nov 16	$11,757	$10,906	$11,831
Dec 16	$11,444	$11,118	$11,521
Jan 17	$12,326	$11,334	$12,413
Feb 17	$12,913	$11,752	$13,009
Mar 17	$13,305	$11,762	$13,410
Apr 17	$13,746	$11,885	$13,859
May 17	$14,574	$12,005	$14,700
Jun 17	$14,408	$12,116	$14,538
Jul 17	$14,964	$12,345	$15,105
Aug 17	$15,522	$12,367	$15,675
Sep 17	$15,398	$12,669	$15,555
Oct 17	$16,467	$12,944	$16,643
Nov 17	$16,406	$13,336	$16,586
Dec 17	$16,268	$13,471	$16,452
Jan 18	$17,908	$14,186	$18,118
Feb 18	$18,056	$13,660	$18,274
Mar 18	$17,869	$13,390	$18,091
Apr 18	$18,282	$13,437	$18,518
May 18	$19,262	$13,817	$19,518
Jun 18	$19,231	$13,908	$19,494
Jul 18	$19,533	$14,373	$19,807
Aug 18	$21,152	$14,873	$21,460
Sep 18	$21,591	$14,897	$21,913
Oct 18	$19,300	$13,793	$19,596
Nov 18	$19,555	$14,070	$19,862
Dec 18	$18,291	$12,758	$18,482
Jan 19	$20,266	$13,856	$20,486
Feb 19	$21,841	$14,343	$22,084
Mar 19	$22,226	$14,549	$22,486
Apr 19	$23,407	$15,128	$23,692
May 19	$21,765	$14,152	$22,038
Jun 19	$23,052	$15,144	$23,348
Jul 19	$23,420	$15,366	$23,726
Aug 19	$22,776	$15,056	$23,093
Sep 19	$22,347	$15,316	$22,664
Oct 19	$22,666	$15,641	$22,995
Nov 19	$24,466	$16,233	$24,828
Dec 19	$24,576	$16,700	$24,947
Jan 20	$26,230	$16,679	$26,637
Feb 20	$24,770	$15,314	$25,165
Mar 20	$22,254	$13,199	$22,619
Apr 20	$25,552	$14,949	$25,977
May 20	$28,363	$15,752	$28,846
Jun 20	$30,161	$16,115	$30,687
Jul 20	$31,342	$17,025	$31,898
Aug 20	$34,391	$18,249	$35,015
Sep 20	$33,083	$17,577	$33,694
Oct 20	$32,273	$17,203	$32,880
Nov 20	$35,787	$19,306	$36,473
Dec 20	$37,561	$20,172	$38,297
Jan 21	$37,044	$20,106	$37,781
Feb 21	$37,620	$20,750	$38,380
Mar 21	$36,209	$21,473	$36,952
Apr 21	$38,299	$22,575	$39,099
May 21	$38,069	$22,678	$38,876
Jun 21	$41,434	$23,252	$42,328
Jul 21	$42,779	$23,653	$43,721
Aug 21	$44,870	$24,329	$45,875
Sep 21	$42,338	$23,225	$43,301
Oct 21	$46,599	$24,785	$47,675
Nov 21	$43,971	$24,419	$45,000
Dec 21	$42,154	$25,347	$43,153
Jan 22	$37,761	$23,825	$38,670
Feb 22	$36,306	$23,227	$37,191
Mar 22	$36,521	$23,979	$37,423
Apr 22	$31,831	$21,816	$32,627
May 22	$30,335	$21,772	$31,103
Jun 22	$28,623	$19,942	$29,354
Jul 22	$31,330	$21,812	$32,139
Aug 22	$29,839	$20,988	$30,618
Sep 22	$26,563	$19,032	$27,266
Oct 22	$28,423	$20,585	$29,184
Nov 22	$28,867	$21,671	$29,649
Dec 22	$27,160	$20,397	$27,906
Jan 23	$29,954	$21,820	$30,787
Feb 23	$29,567	$21,314	$30,395
Mar 23	$32,303	$21,875	$33,217
Apr 23	$31,470	$22,094	$32,370
May 23	$34,789	$22,190	$35,795
Jun 23	$36,707	$23,711	$37,782
Jul 23	$38,654	$24,565	$39,799
Aug 23	$38,220	$24,083	$39,365
Sep 23	$36,202	$22,931	$37,299
Oct 23	$35,825	$22,313	$36,915
Nov 23	$41,593	$24,407	$42,684
Dec 23	$43,040	$25,713	$44,183
Jan 24	$44,634	$25,997	$45,826
Feb 24	$45,702	$27,410	$46,935
Mar 24	$45,289	$28,296	$46,527
Apr 24	$41,897	$27,048	$43,056
May 24	$41,418	$28,332	$42,574
Jun 24	$46,078	$29,212	$47,380
Jul 24	$44,909	$29,749	$46,193
Aug 24	$46,073	$30,386	$47,405
Sep 24	$47,440	$31,012	$48,825
Oct 24	$48,453	$30,791	$49,885
Nov 24	$55,613	$32,842	$57,275
Dec 24	$53,112	$31,852	$54,716
Jan 25	$54,568	$32,828	$56,232
Feb 25	$51,711	$32,208	$53,301
Mar 25	$47,282	$30,301	$48,751

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	4.40%	16.27%	16.81%
S&P Total Market Index...
	7.09	18.08	11.72
S&P North American Expanded Technology Software Index™...
	4.78	16.60	17.17

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 9,466,950,686
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 31,091,744
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$9,466,950,686
Number of Portfolio Holdings...
121
Net Investment Advisory Fees...
$31,091,744
Portfolio Turnover Rate...
20%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Software...
97.0%
Entertainment...
2.6
Interactive Media & Services...
0.4
Security	Percent of Total InvestmentsFootnote Reference(a)
Microsoft Corp...
8.4%
Salesforce, Inc...
8.3
Oracle Corp...
8.0
Palantir Technologies, Inc., Class A...
6.4
Adobe, Inc...
6.2
ServiceNow, Inc...
6.0
Intuit, Inc...
4.7
Palo Alto Networks, Inc...
4.3
Crowdstrike Holdings, Inc., Class A...
3.3
Cadence Design Systems, Inc...
2.7

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012202
Shareholder Report [Line Items]
Fund Name	iShares Micro-Cap ETF
Trading Symbol	IWC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Micro-Cap ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Micro-Cap ETF	$58	0.60%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (7.18)%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell MicroCap® Index returned (7.01)%.

What contributed to performance?

Stocks within the financials sector contributed to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for regional banks.

What detracted from performance?

Within the healthcare sector, stocks in the pharmaceuticals, biotechnology, and life sciences subsector were the largest detractor from the Fund’s return during the reporting period. Biotechnology companies were pressured by a weak funding environment, given their high sensitivity to interest rates as these firms mainly rely on external capital to fund long-term research and development. In addition, firms that operate within these segments were challenged by expectations of production challenges from the Biosecure Act, which would require U.S. companies to shift their sourcing away from the targeted Chinese companies, uncertainty around policy changes from the new U.S. presidential administration, and overall macroeconomic headwinds. Declining consumer confidence, particularly toward the end of the reporting period, weighed on consumer discretionary stocks, particularly specialty retailers. Also weighing on performance were stocks within the machinery segment of the industrials sector. These stocks were pressured amid a challenging business environment that included slowing capital expenditure spending, geopolitical tensions, and the threat of a trade war.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Russell 3000® Index	Russell MicroCap® Index
Apr 15	$9,762	$10,045	$9,766
May 15	$10,054	$10,184	$10,060
Jun 15	$10,273	$10,014	$10,280
Jul 15	$9,942	$10,181	$9,951
Aug 15	$9,405	$9,567	$9,413
Sep 15	$8,858	$9,288	$8,863
Oct 15	$9,343	$10,021	$9,341
Nov 15	$9,705	$10,077	$9,695
Dec 15	$9,199	$9,870	$9,195
Jan 16	$8,247	$9,313	$8,244
Feb 16	$8,126	$9,310	$8,120
Mar 16	$8,702	$9,966	$8,695
Apr 16	$8,987	$10,028	$8,977
May 16	$9,105	$10,207	$9,094
Jun 16	$9,049	$10,228	$9,040
Jul 16	$9,526	$10,634	$9,514
Aug 16	$9,779	$10,661	$9,770
Sep 16	$10,067	$10,678	$10,057
Oct 16	$9,493	$10,447	$9,484
Nov 16	$10,602	$10,914	$10,586
Dec 16	$11,088	$11,127	$11,068
Jan 17	$10,907	$11,337	$10,901
Feb 17	$11,014	$11,758	$11,015
Mar 17	$11,103	$11,766	$11,110
Apr 17	$11,227	$11,891	$11,224
May 17	$10,966	$12,013	$10,967
Jun 17	$11,530	$12,121	$11,536
Jul 17	$11,467	$12,350	$11,472
Aug 17	$11,369	$12,373	$11,376
Sep 17	$12,301	$12,675	$12,303
Oct 17	$12,277	$12,952	$12,284
Nov 17	$12,569	$13,345	$12,585
Dec 17	$12,499	$13,478	$12,525
Jan 18	$12,813	$14,189	$12,832
Feb 18	$12,405	$13,666	$12,426
Mar 18	$12,594	$13,392	$12,610
Apr 18	$12,754	$13,442	$12,768
May 18	$13,682	$13,822	$13,689
Jun 18	$13,846	$13,912	$13,867
Jul 18	$13,840	$14,374	$13,858
Aug 18	$14,441	$14,879	$14,454
Sep 18	$13,961	$14,903	$13,983
Oct 18	$12,435	$13,806	$12,458
Nov 18	$12,363	$14,083	$12,378
Dec 18	$10,865	$12,772	$10,887
Jan 19	$12,001	$13,868	$12,029
Feb 19	$12,665	$14,356	$12,687
Mar 19	$12,282	$14,566	$12,313
Apr 19	$12,519	$15,147	$12,548
May 19	$11,664	$14,167	$11,697
Jun 19	$12,391	$15,162	$12,427
Jul 19	$12,235	$15,387	$12,257
Aug 19	$11,465	$15,074	$11,487
Sep 19	$11,731	$15,338	$11,749
Oct 19	$12,038	$15,668	$12,050
Nov 19	$12,589	$16,264	$12,609
Dec 19	$13,305	$16,734	$13,329
Jan 20	$12,678	$16,715	$12,708
Feb 20	$11,807	$15,347	$11,839
Mar 20	$9,031	$13,236	$9,065
Apr 20	$10,404	$14,989	$10,446
May 20	$11,088	$15,791	$11,138
Jun 20	$11,776	$16,152	$11,834
Jul 20	$11,911	$17,069	$11,960
Aug 20	$12,622	$18,306	$12,672
Sep 20	$12,216	$17,639	$12,271
Oct 20	$12,382	$17,258	$12,429
Nov 20	$14,904	$19,358	$14,970
Dec 20	$16,055	$20,229	$16,122
Jan 21	$18,342	$20,139	$18,414
Feb 21	$19,449	$20,768	$19,523
Mar 21	$19,889	$21,513	$19,974
Apr 21	$19,937	$22,622	$20,027
May 21	$20,257	$22,725	$20,354
Jun 21	$20,675	$23,285	$20,801
Jul 21	$19,525	$23,679	$19,654
Aug 21	$20,222	$24,354	$20,358
Sep 21	$19,623	$23,262	$19,765
Oct 21	$20,051	$24,835	$20,203
Nov 21	$18,991	$24,457	$19,143
Dec 21	$19,082	$25,420	$19,240
Jan 22	$17,211	$23,924	$17,360
Feb 22	$17,383	$23,322	$17,537
Mar 22	$17,619	$24,078	$17,778
Apr 22	$15,790	$21,917	$15,935
May 22	$15,724	$21,888	$15,872
Jun 22	$14,269	$20,057	$14,408
Jul 22	$15,697	$21,938	$15,843
Aug 22	$15,725	$21,120	$15,868
Sep 22	$14,206	$19,161	$14,338
Oct 22	$15,548	$20,733	$15,699
Nov 22	$15,532	$21,815	$15,685
Dec 22	$14,864	$20,537	$15,016
Jan 23	$16,342	$21,952	$16,495
Feb 23	$15,865	$21,439	$16,016
Mar 23	$14,452	$22,012	$14,591
Apr 23	$14,074	$22,247	$14,214
May 23	$14,267	$22,333	$14,414
Jun 23	$15,197	$23,858	$15,364
Jul 23	$16,006	$24,713	$16,184
Aug 23	$14,935	$24,236	$15,108
Sep 23	$13,978	$23,082	$14,145
Oct 23	$12,969	$22,470	$13,124
Nov 23	$14,193	$24,565	$14,366
Dec 23	$16,215	$25,868	$16,417
Jan 24	$15,582	$26,155	$15,781
Feb 24	$16,550	$27,571	$16,762
Mar 24	$16,961	$28,460	$17,186
Apr 24	$15,640	$27,208	$15,851
May 24	$16,442	$28,493	$16,654
Jun 24	$16,059	$29,375	$16,279
Jul 24	$17,962	$29,922	$18,212
Aug 24	$17,469	$30,573	$17,711
Sep 24	$17,386	$31,205	$17,628
Oct 24	$17,501	$30,976	$17,749
Nov 24	$19,533	$33,037	$19,815
Dec 24	$18,396	$32,027	$18,667
Jan 25	$18,418	$33,038	$18,691
Feb 25	$17,409	$32,405	$17,671
Mar 25	$15,743	$30,515	$15,981

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	(7.18)%	11.76%	4.64%
Russell 3000® Index...
	7.22	18.18	11.80
Russell MicroCap® Index...
	(7.01)	12.01	4.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 799,683,900
Holdings Count | Holding	1,435
Advisory Fees Paid, Amount	$ 5,375,611
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$799,683,900
Number of Portfolio Holdings...
1,435
Net Investment Advisory Fees...
$5,375,611
Portfolio Turnover Rate...
28%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
25.4%
Health Care...
22.2
Industrials...
13.7
Information Technology...
13.6
Consumer Discretionary...
7.5
Energy...
4.4
Real Estate...
4.0
Materials...
3.0
Communication Services...
2.9
Consumer Staples...
2.4
Utilities...
0.9
Security	Percent of Total InvestmentsFootnote Reference(a)
SoundHound AI, Inc., Class A...
0.7%
Scholar Rock Holding Corp...
0.7
Archer Aviation, Inc., Class A...
0.6
VSE Corp...
0.6
Tarsus Pharmaceuticals, Inc...
0.5
Mirum Pharmaceuticals, Inc...
0.5
OneSpaWorld Holdings Ltd...
0.5
Argan, Inc...
0.5
REV Group, Inc...
0.5
Perdoceo Education Corp...
0.4

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

C000254700
Shareholder Report [Line Items]
Fund Name	iShares Nasdaq Top 30 Stocks ETF
Trading Symbol	QTOP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Nasdaq Top 30 Stocks ETF (the “Fund”) for the period of October 23, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Nasdaq Top 30 Stocks ETF	$9Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 9	[1]
Expense Ratio, Percent	0.20%	[2]
AssetsNet	$ 93,057,013
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 69,447
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$93,057,013
Number of Portfolio Holdings...
33
Net Investment Advisory Fees...
$69,447
Portfolio Turnover Rate...
13%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
52.5%
Communication Services...
17.2
Consumer Discretionary...
14.2
Consumer Staples...
6.3
Health Care...
4.9
Industrials...
2.7
Materials...
2.2
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
12.6%
Microsoft Corp...
10.5
NVIDIA Corp...
10.0
Amazon.com, Inc...
7.6
Costco Wholesale Corp...
4.3
Meta Platforms, Inc., Class A...
4.2
Broadcom, Inc...
4.1
Netflix, Inc...
4.0
Tesla, Inc...
3.9
T-Mobile US, Inc...
3.1

Footnote	Description
Footnote(a)	Excludes money market funds.

C000254699
Shareholder Report [Line Items]
Fund Name	iShares Nasdaq-100 ex Top 30 ETF
Trading Symbol	QNXT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Nasdaq-100 ex Top 30 ETF (the “Fund”) for the period of October 23, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Nasdaq-100 ex Top 30 ETF	$9Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.20%
AssetsNet	$ 13,626,180
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 12,267
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$13,626,180
Number of Portfolio Holdings...
72
Net Investment Advisory Fees...
$12,267
Portfolio Turnover Rate...
16%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
41.2%
Consumer Discretionary...
14.2
Industrials...
12.5
Health Care...
9.5
Consumer Staples...
7.2
Utilities...
5.6
Communication Services...
4.8
Energy...
2.4
Financials...
1.7
Real Estate...
0.9
Security	Percent of Total InvestmentsFootnote Reference(a)
Vertex Pharmaceuticals, Inc...
3.4%
Analog Devices, Inc...
2.7
MercadoLibre, Inc...
2.7
Intel Corp...
2.7
Micron Technology, Inc...
2.6
Lam Research Corp...
2.5
KLA Corp...
2.4
Mondelez International, Inc., Class A...
2.4
Cintas Corp...
2.2
Crowdstrike Holdings, Inc., Class A...
2.2

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012086
Shareholder Report [Line Items]
Fund Name	iShares North American Natural Resources ETF
Trading Symbol	IGE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares North American Natural Resources ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares North American Natural Resources ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 3.63%.

  For the same period, the S&P Global Broad Market Index returned 6.18% and the S&P North American Natural Resources Sector Index™ returned 4.17%.

What contributed to performance?

Canadian diversified metals and mining companies in the gold segment contributed to the Fund’s return during the reporting period. Central bank demand for gold and expectations of U.S. central bank rate cuts caused investors to turn to gold as a safe-haven asset. Toward the end of the reporting period, heightened global economic uncertainty, a weakening U.S. dollar, and escalating trade tensions further supported the yellow metal’s upward momentum. Also contributing were oil and gas storage and transportation stocks in the U.S. and Canada. These companies are responsible for moving and storing crude oil, natural gas, and refined petroleum products between production sites, refineries, storage terminals, and end users, and were supported by stable energy prices and increased demand for natural gas. Integrated oil and gas firms also modestly added to performance, aided by increased production in the Permian Basin and as these firms leverage their expertise in natural gas to supply power to artificial intelligence-driven data centers.

What detracted from performance?

Detracting from the Fund’s return over the reporting period were U.S. companies within the oil and gas refining and marketing and transportation subsector, due to shrinking refining margins, weak demand for petroleum products, and rising global refining capacity. Benchmark refining margins fell to multi-year lows as distillate fuel oil consumption dropped amid falling manufacturing activity and increased biofuel substitution. Also detracting were firms within the oil and gas equipment and services subsector amid softening trends in North America, fluctuating oil prices, and reduced drilling activity.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Global Broad Market Index	S&P North American Natural Resources Sector Index™
Apr 15	$10,757	$10,279	$10,763
May 15	$10,181	$10,286	$10,190
Jun 15	$9,723	$10,060	$9,733
Jul 15	$8,844	$10,108	$8,855
Aug 15	$8,520	$9,432	$8,531
Sep 15	$7,818	$9,086	$7,830
Oct 15	$8,688	$9,777	$8,706
Nov 15	$8,602	$9,719	$8,623
Dec 15	$7,670	$9,542	$7,688
Jan 16	$7,308	$8,936	$7,325
Feb 16	$7,316	$8,889	$7,338
Mar 16	$8,141	$9,563	$8,170
Apr 16	$9,066	$9,717	$9,105
May 16	$8,834	$9,731	$8,875
Jun 16	$9,144	$9,660	$9,192
Jul 16	$9,160	$10,092	$9,211
Aug 16	$9,177	$10,128	$9,234
Sep 16	$9,518	$10,203	$9,581
Oct 16	$9,198	$10,008	$9,263
Nov 16	$9,910	$10,110	$9,988
Dec 16	$9,981	$10,327	$10,062
Jan 17	$9,909	$10,609	$9,993
Feb 17	$9,604	$10,901	$9,690
Mar 17	$9,546	$11,030	$9,634
Apr 17	$9,253	$11,208	$9,341
May 17	$8,913	$11,436	$9,002
Jun 17	$8,860	$11,506	$8,951
Jul 17	$9,168	$11,821	$9,267
Aug 17	$8,812	$11,863	$8,911
Sep 17	$9,504	$12,116	$9,615
Oct 17	$9,374	$12,363	$9,488
Nov 17	$9,518	$12,605	$9,638
Dec 17	$10,052	$12,812	$10,186
Jan 18	$10,285	$13,501	$10,425
Feb 18	$9,271	$12,941	$9,401
Mar 18	$9,433	$12,701	$9,571
Apr 18	$10,165	$12,816	$10,320
May 18	$10,471	$12,865	$10,632
Jun 18	$10,556	$12,779	$10,724
Jul 18	$10,665	$13,128	$10,840
Aug 18	$10,244	$13,243	$10,417
Sep 18	$10,326	$13,266	$10,504
Oct 18	$9,082	$12,220	$9,245
Nov 18	$8,892	$12,408	$9,053
Dec 18	$7,896	$11,511	$8,039
Jan 19	$8,901	$12,438	$9,070
Feb 19	$9,011	$12,779	$9,186
Mar 19	$9,161	$12,909	$9,343
Apr 19	$9,194	$13,331	$9,379
May 19	$8,315	$12,544	$8,486
Jun 19	$9,020	$13,344	$9,212
Jul 19	$8,812	$13,374	$9,002
Aug 19	$8,359	$13,041	$8,542
Sep 19	$8,605	$13,311	$8,799
Oct 19	$8,495	$13,682	$8,689
Nov 19	$8,628	$14,017	$8,831
Dec 19	$9,237	$14,512	$9,457
Jan 20	$8,470	$14,316	$8,676
Feb 20	$7,432	$13,147	$7,615
Mar 20	$5,172	$11,256	$5,306
Apr 20	$6,564	$12,485	$6,735
May 20	$6,729	$13,066	$6,906
Jun 20	$6,784	$13,483	$6,967
Jul 20	$6,866	$14,164	$7,049
Aug 20	$6,931	$15,026	$7,122
Sep 20	$6,262	$14,561	$6,440
Oct 20	$6,116	$14,251	$6,291
Nov 20	$7,151	$16,067	$7,359
Dec 20	$7,440	$16,865	$7,659
Jan 21	$7,532	$16,839	$7,757
Feb 21	$8,509	$17,300	$8,764
Mar 21	$8,874	$17,729	$9,148
Apr 21	$9,183	$18,488	$9,468
May 21	$9,824	$18,768	$10,137
Jun 21	$9,849	$18,986	$10,166
Jul 21	$9,324	$19,065	$9,630
Aug 21	$9,230	$19,538	$9,535
Sep 21	$9,591	$18,771	$9,913
Oct 21	$10,447	$19,656	$10,797
Nov 21	$9,973	$19,105	$10,313
Dec 21	$10,361	$19,851	$10,719
Jan 22	$11,441	$18,805	$11,842
Feb 22	$12,252	$18,376	$12,687
Mar 22	$13,386	$18,729	$13,867
Apr 22	$12,957	$17,236	$13,428
May 22	$14,252	$17,245	$14,777
Jun 22	$11,972	$15,764	$12,420
Jul 22	$12,859	$16,871	$13,344
Aug 22	$12,932	$16,286	$13,427
Sep 22	$11,698	$14,709	$12,153
Oct 22	$13,891	$15,592	$14,435
Nov 22	$14,423	$16,782	$14,995
Dec 22	$13,816	$16,152	$14,371
Jan 23	$14,500	$17,334	$15,087
Feb 23	$13,430	$16,850	$13,979
Mar 23	$13,412	$17,251	$13,965
Apr 23	$13,645	$17,467	$14,214
May 23	$12,466	$17,255	$12,991
Jun 23	$13,378	$18,258	$13,949
Jul 23	$14,361	$18,958	$14,979
Aug 23	$14,431	$18,405	$15,060
Sep 23	$14,437	$17,642	$15,074
Oct 23	$13,851	$17,046	$14,466
Nov 23	$14,106	$18,616	$14,741
Dec 23	$14,247	$19,596	$14,896
Jan 24	$13,967	$19,632	$14,609
Feb 24	$14,319	$20,461	$14,984
Mar 24	$15,820	$21,099	$16,562
Apr 24	$15,697	$20,389	$16,439
May 24	$16,000	$21,202	$16,766
Jun 24	$15,574	$21,575	$16,327
Jul 24	$16,125	$22,028	$16,911
Aug 24	$15,934	$22,530	$16,718
Sep 24	$15,711	$23,064	$16,492
Oct 24	$15,847	$22,531	$16,641
Nov 24	$16,846	$23,402	$17,698
Dec 24	$15,320	$22,778	$16,104
Jan 25	$15,752	$23,505	$16,564
Feb 25	$15,961	$23,294	$16,790
Mar 25	$16,394	$22,403	$17,253

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	3.63%	25.95%	5.07%
S&P Global Broad Market Index...
	6.18	14.76	8.40
S&P North American Natural Resources Sector Index™...
	4.17	26.60	5.61

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 641,138,291
Holdings Count | Holding	136
Advisory Fees Paid, Amount	$ 2,250,079
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$641,138,291
Number of Portfolio Holdings...
136
Net Investment Advisory Fees...
$2,250,079
Portfolio Turnover Rate...
12%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Oil, Gas & Consumable Fuels...
68.6%
Metals & Mining...
13.4
Energy Equipment & Services...
6.7
Containers & Packaging...
6.0
Construction Materials...
4.8
Paper & Forest Products...
0.5
Security	Percent of Total InvestmentsFootnote Reference(a)
Exxon Mobil Corp...
10.3%
Chevron Corp...
10.1
ConocoPhillips...
4.6
Enbridge, Inc...
3.5
Williams Cos., Inc. (The)...
2.6
EOG Resources, Inc...
2.6
Canadian Natural Resources Ltd...
2.3
ONEOK, Inc...
2.2
CRH plc...
2.2
Schlumberger NV...
2.1

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000012074
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 ETF
Trading Symbol	IWM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 2000 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 ETF	$18	0.19%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (4.14)%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell 2000® Index returned (4.01)%.

What contributed to performance?

Stocks within the financials sector contributed to the Fund’s return during the reporting period. While the Federal Reserve (the “Fed”) cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for regional banks.

What detracted from performance?

Within the healthcare sector, biotechnology stocks were the largest detractors from the Fund’s return during the reporting period. In the beginning of the reporting period, early-stage biotechnology companies had difficulties raising capital due to elevated interest rates and tighter financial conditions. In addition, the proposed Biosecure Act, if approved, would restrict the ability for biotechnology firms to collaborate with certain Chinese companies, potentially leading to supply chain disruptions, increased costs, and shifts in manufacturing locations. The subsector was then further impacted by uncertainty around policy changes from the new U.S. presidential administration. The energy sector was negatively affected by declining oil prices, which have negatively impacted refining margins. Concerns over lingering inflation and the possibility of trade wars dampened consumer sentiment, leading consumer discretionary stocks to detract from performance. In this landscape, consumers prioritized spending on essentials and delayed purchases on bigger ticket items, weighing on companies in the consumer durables and consumer discretionary distribution and retail subsectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Russell 3000® Index	Russell 2000® Index
Apr 15	$9,744	$10,045	$9,745
May 15	$9,968	$10,184	$9,968
Jun 15	$10,043	$10,014	$10,042
Jul 15	$9,926	$10,181	$9,925
Aug 15	$9,303	$9,567	$9,302
Sep 15	$8,847	$9,288	$8,845
Oct 15	$9,346	$10,021	$9,344
Nov 15	$9,653	$10,077	$9,648
Dec 15	$9,170	$9,870	$9,163
Jan 16	$8,364	$9,313	$8,357
Feb 16	$8,364	$9,310	$8,357
Mar 16	$9,033	$9,966	$9,024
Apr 16	$9,176	$10,028	$9,166
May 16	$9,382	$10,207	$9,372
Jun 16	$9,377	$10,228	$9,366
Jul 16	$9,937	$10,634	$9,925
Aug 16	$10,112	$10,661	$10,101
Sep 16	$10,225	$10,678	$10,213
Oct 16	$9,741	$10,447	$9,728
Nov 16	$10,827	$10,914	$10,813
Dec 16	$11,128	$11,127	$11,116
Jan 17	$11,173	$11,337	$11,160
Feb 17	$11,388	$11,758	$11,375
Mar 17	$11,404	$11,766	$11,390
Apr 17	$11,530	$11,891	$11,515
May 17	$11,295	$12,013	$11,280
Jun 17	$11,685	$12,121	$11,670
Jul 17	$11,772	$12,350	$11,757
Aug 17	$11,623	$12,373	$11,607
Sep 17	$12,348	$12,675	$12,332
Oct 17	$12,452	$12,952	$12,437
Nov 17	$12,810	$13,345	$12,795
Dec 17	$12,759	$13,478	$12,744
Jan 18	$13,093	$14,189	$13,077
Feb 18	$12,587	$13,666	$12,570
Mar 18	$12,749	$13,392	$12,733
Apr 18	$12,860	$13,442	$12,843
May 18	$13,640	$13,822	$13,623
Jun 18	$13,736	$13,912	$13,720
Jul 18	$13,975	$14,374	$13,959
Aug 18	$14,578	$14,879	$14,561
Sep 18	$14,228	$14,903	$14,211
Oct 18	$12,682	$13,806	$12,667
Nov 18	$12,883	$14,083	$12,869
Dec 18	$11,353	$12,772	$11,340
Jan 19	$12,629	$13,868	$12,616
Feb 19	$13,285	$14,356	$13,272
Mar 19	$13,005	$14,566	$12,994
Apr 19	$13,446	$15,147	$13,435
May 19	$12,400	$14,167	$12,391
Jun 19	$13,275	$15,162	$13,266
Jul 19	$13,351	$15,387	$13,343
Aug 19	$12,691	$15,074	$12,684
Sep 19	$12,954	$15,338	$12,948
Oct 19	$13,294	$15,668	$13,289
Nov 19	$13,841	$16,264	$13,836
Dec 19	$14,239	$16,734	$14,235
Jan 20	$13,782	$16,715	$13,778
Feb 20	$12,621	$15,347	$12,618
Mar 20	$9,879	$13,236	$9,877
Apr 20	$11,238	$14,989	$11,233
May 20	$11,971	$15,791	$11,964
Jun 20	$12,389	$16,152	$12,387
Jul 20	$12,730	$17,069	$12,730
Aug 20	$13,449	$18,306	$13,448
Sep 20	$12,996	$17,639	$12,998
Oct 20	$13,268	$17,258	$13,271
Nov 20	$15,715	$19,358	$15,717
Dec 20	$17,072	$20,229	$17,076
Jan 21	$17,926	$20,139	$17,935
Feb 21	$19,042	$20,768	$19,053
Mar 21	$19,231	$21,513	$19,245
Apr 21	$19,634	$22,622	$19,649
May 21	$19,672	$22,725	$19,689
Jun 21	$20,050	$23,285	$20,071
Jul 21	$19,325	$23,679	$19,346
Aug 21	$19,754	$24,354	$19,779
Sep 21	$19,166	$23,262	$19,196
Oct 21	$19,980	$24,835	$20,012
Nov 21	$19,143	$24,457	$19,178
Dec 21	$19,568	$25,420	$19,607
Jan 22	$17,684	$23,924	$17,719
Feb 22	$17,871	$23,322	$17,908
Mar 22	$18,093	$24,078	$18,131
Apr 22	$16,299	$21,917	$16,334
May 22	$16,322	$21,888	$16,359
Jun 22	$14,976	$20,057	$15,013
Jul 22	$16,539	$21,938	$16,581
Aug 22	$16,203	$21,120	$16,242
Sep 22	$14,650	$19,161	$14,685
Oct 22	$16,261	$20,733	$16,302
Nov 22	$16,640	$21,815	$16,683
Dec 22	$15,560	$20,537	$15,600
Jan 23	$17,080	$21,952	$17,120
Feb 23	$16,793	$21,439	$16,831
Mar 23	$15,989	$22,012	$16,027
Apr 23	$15,701	$22,247	$15,739
May 23	$15,555	$22,333	$15,593
Jun 23	$16,813	$23,858	$16,861
Jul 23	$17,831	$24,713	$17,892
Aug 23	$16,937	$24,236	$16,997
Sep 23	$15,939	$23,082	$15,996
Oct 23	$14,853	$22,470	$14,906
Nov 23	$16,198	$24,565	$16,255
Dec 23	$18,175	$25,868	$18,241
Jan 24	$17,466	$26,155	$17,531
Feb 24	$18,452	$27,571	$18,522
Mar 24	$19,109	$28,460	$19,186
Apr 24	$17,763	$27,208	$17,835
May 24	$18,651	$28,493	$18,730
Jun 24	$18,479	$29,375	$18,557
Jul 24	$20,346	$29,922	$20,442
Aug 24	$20,039	$30,573	$20,137
Sep 24	$20,179	$31,205	$20,277
Oct 24	$19,885	$30,976	$19,985
Nov 24	$22,065	$33,037	$22,177
Dec 24	$20,238	$32,027	$20,345
Jan 25	$20,764	$33,038	$20,879
Feb 25	$19,657	$32,405	$19,762
Mar 25	$18,319	$30,515	$18,417

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	(4.14)%	13.15%	6.24%
Russell 3000® Index...
	7.22	18.18	11.80
Russell 2000® Index...
	(4.01)	13.27	6.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 63,336,858,693
Holdings Count | Holding	1,960
Advisory Fees Paid, Amount	$ 128,677,706
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$63,336,858,693
Number of Portfolio Holdings...
1,960
Net Investment Advisory Fees...
$128,677,706
Portfolio Turnover Rate...
18%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
19.9%
Industrials...
17.6
Health Care...
16.7
Information Technology...
12.3
Consumer Discretionary...
9.1
Real Estate...
6.4
Energy...
5.1
Materials...
3.9
Consumer Staples...
3.2
Utilities...
3.2
Communication Services...
2.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Sprouts Farmers Market, Inc...
0.6%
Insmed, Inc...
0.5
FTAI Aviation Ltd...
0.5
Corcept Therapeutics, Inc...
0.4
SouthState Corp...
0.4
Carpenter Technology Corp...
0.4
Applied Industrial Technologies, Inc...
0.4
Mueller Industries, Inc...
0.4
Halozyme Therapeutics, Inc...
0.3
Beacon Roofing Supply, Inc...
0.3

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Material fund changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

C000012073
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Growth ETF
Trading Symbol	IWO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 2000 Growth ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 Growth ETF	$23	0.24%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (4.94)%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell 2000® Growth Index returned (4.86)%.

What contributed to performance?

Stocks within the financials sector modestly contributed to the Fund’s return during the reporting period. Within the insurance sector, property and casualty stocks gained, helped by strong underwriting gains and premium growth.

What detracted from performance?

Information technology stocks were the largest detractors from the Fund’s return during the reporting period. Software companies were pressured by increasing competition and valuation concerns. Within technology hardware stocks, concerns intensified around competition in the artificial intelligence server market. Additionally, a company that produces high-performance and high-efficiency servers came under heightened scrutiny following reports of questionable accounting practices, the resignation of the company’s external auditor, and a delayed annual report filing. Healthcare stocks also detracted. In the beginning of the reporting period, early-stage biotechnology companies had difficulties raising capital due to elevated interest rates and tighter financial conditions. In addition, the proposed Biosecure Act, if approved, would restrict the ability for biotechnology firms to collaborate with certain Chinese companies, potentially leading to supply chain disruptions, increased costs, and shifts in manufacturing locations. The subsector was then further impacted by uncertainty around policy changes from the new U.S. presidential administration. Concerns over lingering inflation and the possibility of trade wars dampened consumer sentiment, leading consumer discretionary stocks to detract from performance. In this landscape, consumers prioritized spending on essentials and delayed purchases on bigger ticket items, weighing on companies in the consumer discretionary distribution and retail subsectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Russell 3000® Index	Russell 2000® Growth Index
Apr 15	$9,704	$10,045	$9,706
May 15	$10,063	$10,184	$10,062
Jun 15	$10,199	$10,014	$10,198
Jul 15	$10,242	$10,181	$10,239
Aug 15	$9,466	$9,567	$9,463
Sep 15	$8,871	$9,288	$8,866
Oct 15	$9,376	$10,021	$9,369
Nov 15	$9,724	$10,077	$9,712
Dec 15	$9,262	$9,870	$9,249
Jan 16	$8,261	$9,313	$8,247
Feb 16	$8,204	$9,310	$8,188
Mar 16	$8,833	$9,966	$8,816
Apr 16	$8,923	$10,028	$8,903
May 16	$9,164	$10,207	$9,143
Jun 16	$9,121	$10,228	$9,101
Jul 16	$9,719	$10,634	$9,696
Aug 16	$9,823	$10,661	$9,799
Sep 16	$9,965	$10,678	$9,941
Oct 16	$9,348	$10,447	$9,323
Nov 16	$10,185	$10,914	$10,157
Dec 16	$10,324	$11,127	$10,295
Jan 17	$10,493	$11,337	$10,463
Feb 17	$10,750	$11,758	$10,719
Mar 17	$10,879	$11,766	$10,846
Apr 17	$11,080	$11,891	$11,046
May 17	$10,981	$12,013	$10,945
Jun 17	$11,358	$12,121	$11,322
Jul 17	$11,456	$12,350	$11,419
Aug 17	$11,443	$12,373	$11,405
Sep 17	$12,067	$12,675	$12,026
Oct 17	$12,254	$12,952	$12,212
Nov 17	$12,606	$13,345	$12,563
Dec 17	$12,621	$13,478	$12,578
Jan 18	$13,113	$14,189	$13,068
Feb 18	$12,739	$13,666	$12,696
Mar 18	$12,911	$13,392	$12,867
Apr 18	$12,923	$13,442	$12,879
May 18	$13,736	$13,822	$13,690
Jun 18	$13,841	$13,912	$13,797
Jul 18	$14,080	$14,374	$14,035
Aug 18	$14,958	$14,879	$14,908
Sep 18	$14,608	$14,903	$14,559
Oct 18	$12,759	$13,806	$12,717
Nov 18	$12,957	$14,083	$12,916
Dec 18	$11,443	$12,772	$11,407
Jan 19	$12,764	$13,868	$12,724
Feb 19	$13,588	$14,356	$13,546
Mar 19	$13,403	$14,566	$13,363
Apr 19	$13,810	$15,147	$13,769
May 19	$12,785	$14,167	$12,748
Jun 19	$13,770	$15,162	$13,730
Jul 19	$13,904	$15,387	$13,864
Aug 19	$13,304	$15,074	$13,266
Sep 19	$13,196	$15,338	$13,157
Oct 19	$13,572	$15,668	$13,531
Nov 19	$14,371	$16,264	$14,328
Dec 19	$14,700	$16,734	$14,656
Jan 20	$14,538	$16,715	$14,495
Feb 20	$13,487	$15,347	$13,448
Mar 20	$10,909	$13,236	$10,880
Apr 20	$12,537	$14,989	$12,500
May 20	$13,722	$15,791	$13,682
Jun 20	$14,245	$16,152	$14,207
Jul 20	$14,733	$17,069	$14,696
Aug 20	$15,596	$18,306	$15,558
Sep 20	$15,260	$17,639	$15,224
Oct 20	$15,377	$17,258	$15,340
Nov 20	$18,086	$19,358	$18,045
Dec 20	$19,775	$20,229	$19,732
Jan 21	$20,727	$20,139	$20,683
Feb 21	$21,409	$20,768	$21,366
Mar 21	$20,733	$21,513	$20,694
Apr 21	$21,182	$22,622	$21,145
May 21	$20,576	$22,725	$20,541
Jun 21	$21,535	$23,285	$21,504
Jul 21	$20,751	$23,679	$20,721
Aug 21	$21,125	$24,354	$21,098
Sep 21	$20,314	$23,262	$20,289
Oct 21	$21,263	$24,835	$21,239
Nov 21	$20,222	$24,457	$20,201
Dec 21	$20,310	$25,420	$20,291
Jan 22	$17,586	$23,924	$17,571
Feb 22	$17,663	$23,322	$17,648
Mar 22	$17,742	$24,078	$17,729
Apr 22	$15,566	$21,917	$15,554
May 22	$15,273	$21,888	$15,260
Jun 22	$14,327	$20,057	$14,315
Jul 22	$15,933	$21,938	$15,918
Aug 22	$15,787	$21,120	$15,768
Sep 22	$14,368	$19,161	$14,350
Oct 22	$15,730	$20,733	$15,712
Nov 22	$15,986	$21,815	$15,968
Dec 22	$14,961	$20,537	$14,943
Jan 23	$16,453	$21,952	$16,429
Feb 23	$16,275	$21,439	$16,251
Mar 23	$15,871	$22,012	$15,850
Apr 23	$15,688	$22,247	$15,666
May 23	$15,689	$22,333	$15,669
Jun 23	$16,984	$23,858	$16,968
Jul 23	$17,772	$24,713	$17,761
Aug 23	$16,846	$24,236	$16,837
Sep 23	$15,735	$23,082	$15,726
Oct 23	$14,521	$22,470	$14,513
Nov 23	$15,843	$24,565	$15,835
Dec 23	$17,741	$25,868	$17,731
Jan 24	$17,172	$26,155	$17,162
Feb 24	$18,565	$27,571	$18,556
Mar 24	$19,082	$28,460	$19,075
Apr 24	$17,611	$27,208	$17,606
May 24	$18,551	$28,493	$18,549
Jun 24	$18,518	$29,375	$18,518
Jul 24	$20,031	$29,922	$20,034
Aug 24	$19,811	$30,573	$19,812
Sep 24	$20,073	$31,205	$20,076
Oct 24	$19,806	$30,976	$19,809
Nov 24	$22,233	$33,037	$22,238
Dec 24	$20,409	$32,027	$20,418
Jan 25	$21,052	$33,038	$21,063
Feb 25	$19,628	$32,405	$19,638
Mar 25	$18,140	$30,515	$18,148

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	(4.94)%	10.71%	6.14%
Russell 3000® Index...
	7.22	18.18	11.80
Russell 2000® Growth Index...
	(4.86)	10.78	6.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 10,746,503,106
Holdings Count | Holding	1,123
Advisory Fees Paid, Amount	$ 27,816,122
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,746,503,106
Number of Portfolio Holdings...
1,123
Net Investment Advisory Fees...
$27,816,122
Portfolio Turnover Rate...
30%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
24.8%
Industrials...
22.9
Information Technology...
18.5
Consumer Discretionary...
9.5
Financials...
9.1
Materials...
3.8
Consumer Staples...
3.8
Energy...
3.4
Communication Services...
2.1
Real Estate...
1.6
Utilities...
0.5
Security	Percent of Total InvestmentsFootnote Reference(a)
Sprouts Farmers Market, Inc...
1.3%
Insmed, Inc...
1.1
FTAI Aviation Ltd...
0.9
Corcept Therapeutics, Inc...
0.8
Carpenter Technology Corp...
0.7
Applied Industrial Technologies, Inc...
0.7
Halozyme Therapeutics, Inc...
0.7
Mueller Industries, Inc...
0.6
HealthEquity, Inc...
0.6
ExlService Holdings, Inc...
0.6

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Material fund changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

C000012072
Shareholder Report [Line Items]
Fund Name	iShares Russell 2000 Value ETF
Trading Symbol	IWN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 2000 Value ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 Value ETF	$23	0.24%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (3.36)%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell 2000® Value Index returned (3.12)%.

What contributed to performance?

Stocks within the financials sector contributed to the Fund’s return during the reporting period. While the Federal Reserve (the “Fed”) cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for regional banks.

What detracted from performance?

The energy sector detracted from the Fund's return during the reporting period, amid declining oil prices. Upstream companies that focus on exploration and production faced challenges of oversupply and weakened demand, while downstream companies that handle refining, marketing, and distributing finished petroleum saw slowing demand for refined products. The healthcare also sector detracted, pulled lower by biotechnology stocks. In the beginning of the reporting period, early-stage biotechnology companies had difficulties raising capital due to elevated interest rates and tighter financial conditions. In addition, the proposed Biosecure Act, if approved, would restrict the ability for biotechnology firms to collaborate with certain Chinese companies, potentially leading to supply chain disruptions, increased costs, and shifts in manufacturing locations. The subsector was then further impacted by uncertainty around policy changes from the new U.S. presidential administration. Concerns over lingering inflation and the possibility of trade wars dampened consumer sentiment, leading consumer discretionary stocks to detract from performance. In this landscape, consumers prioritized spending on essentials and delayed purchases on bigger ticket and luxury items.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Russell 3000® Index	Russell 2000® Value Index
Apr 15	$9,785	$10,045	$9,786
May 15	$9,865	$10,184	$9,868
Jun 15	$9,879	$10,014	$9,880
Jul 15	$9,605	$10,181	$9,608
Aug 15	$9,132	$9,567	$9,136
Sep 15	$8,814	$9,288	$8,820
Oct 15	$9,309	$10,021	$9,314
Nov 15	$9,575	$10,077	$9,578
Dec 15	$9,069	$9,870	$9,073
Jan 16	$8,459	$9,313	$8,464
Feb 16	$8,517	$9,310	$8,522
Mar 16	$9,224	$9,966	$9,228
Apr 16	$9,418	$10,028	$9,423
May 16	$9,590	$10,207	$9,596
Jun 16	$9,622	$10,228	$9,625
Jul 16	$10,140	$10,634	$10,145
Aug 16	$10,384	$10,661	$10,397
Sep 16	$10,464	$10,678	$10,479
Oct 16	$10,124	$10,447	$10,134
Nov 16	$11,469	$10,914	$11,479
Dec 16	$11,939	$11,127	$11,953
Jan 17	$11,854	$11,337	$11,868
Feb 17	$12,022	$11,758	$12,040
Mar 17	$11,922	$11,766	$11,938
Apr 17	$11,970	$11,891	$11,985
May 17	$11,596	$12,013	$11,612
Jun 17	$12,001	$12,121	$12,018
Jul 17	$12,075	$12,350	$12,094
Aug 17	$11,777	$12,373	$11,797
Sep 17	$12,610	$12,675	$12,632
Oct 17	$12,625	$12,952	$12,648
Nov 17	$12,986	$13,345	$13,015
Dec 17	$12,862	$13,478	$12,890
Jan 18	$13,022	$14,189	$13,049
Feb 18	$12,372	$13,666	$12,397
Mar 18	$12,525	$13,392	$12,550
Apr 18	$12,739	$13,442	$12,768
May 18	$13,478	$13,822	$13,510
Jun 18	$13,557	$13,912	$13,592
Jul 18	$13,795	$14,374	$13,832
Aug 18	$14,122	$14,879	$14,162
Sep 18	$13,771	$14,903	$13,810
Oct 18	$12,536	$13,806	$12,574
Nov 18	$12,737	$14,083	$12,776
Dec 18	$11,198	$12,772	$11,232
Jan 19	$12,422	$13,868	$12,461
Feb 19	$12,903	$14,356	$12,945
Mar 19	$12,529	$14,566	$12,572
Apr 19	$13,002	$15,147	$13,047
May 19	$11,937	$14,167	$11,981
Jun 19	$12,694	$15,162	$12,745
Jul 19	$12,712	$15,387	$12,765
Aug 19	$12,001	$15,074	$12,053
Sep 19	$12,614	$15,338	$12,672
Oct 19	$12,918	$15,668	$12,979
Nov 19	$13,219	$16,264	$13,282
Dec 19	$13,681	$16,734	$13,747
Jan 20	$12,941	$16,715	$13,006
Feb 20	$11,683	$15,347	$11,742
Mar 20	$8,797	$13,236	$8,845
Apr 20	$9,881	$14,989	$9,936
May 20	$10,171	$15,791	$10,221
Jun 20	$10,459	$16,152	$10,517
Jul 20	$10,673	$17,069	$10,734
Aug 20	$11,250	$18,306	$11,312
Sep 20	$10,726	$17,639	$10,786
Oct 20	$11,108	$17,258	$11,172
Nov 20	$13,250	$19,358	$13,329
Dec 20	$14,296	$20,229	$14,385
Jan 21	$15,044	$20,139	$15,141
Feb 21	$16,459	$20,768	$16,564
Mar 21	$17,312	$21,513	$17,429
Apr 21	$17,661	$22,622	$17,782
May 21	$18,204	$22,725	$18,335
Jun 21	$18,089	$23,285	$18,224
Jul 21	$17,440	$23,679	$17,572
Aug 21	$17,902	$24,354	$18,042
Sep 21	$17,541	$23,262	$17,681
Oct 21	$18,206	$24,835	$18,355
Nov 21	$17,580	$24,457	$17,728
Dec 21	$18,293	$25,420	$18,451
Jan 22	$17,222	$23,924	$17,375
Feb 22	$17,504	$23,322	$17,663
Mar 22	$17,842	$24,078	$18,008
Apr 22	$16,452	$21,917	$16,611
May 22	$16,767	$21,888	$16,930
Jun 22	$15,105	$20,057	$15,257
Jul 22	$16,568	$21,938	$16,734
Aug 22	$16,045	$21,120	$16,205
Sep 22	$14,406	$19,161	$14,554
Oct 22	$16,217	$20,733	$16,386
Nov 22	$16,707	$21,815	$16,887
Dec 22	$15,609	$20,537	$15,779
Jan 23	$17,103	$21,952	$17,284
Feb 23	$16,711	$21,439	$16,886
Mar 23	$15,516	$22,012	$15,675
Apr 23	$15,126	$22,247	$15,284
May 23	$14,828	$22,333	$14,984
Jun 23	$15,996	$23,858	$16,174
Jul 23	$17,185	$24,713	$17,394
Aug 23	$16,356	$24,236	$16,558
Sep 23	$15,502	$23,082	$15,695
Oct 23	$14,578	$22,470	$14,759
Nov 23	$15,887	$24,565	$16,088
Dec 23	$17,860	$25,868	$18,090
Jan 24	$17,044	$26,155	$17,268
Feb 24	$17,598	$27,571	$17,833
Mar 24	$18,363	$28,460	$18,615
Apr 24	$17,190	$27,208	$17,428
May 24	$17,991	$28,493	$18,244
Jun 24	$17,686	$29,375	$17,936
Jul 24	$19,826	$29,922	$20,122
Aug 24	$19,449	$30,573	$19,744
Sep 24	$19,459	$31,205	$19,757
Oct 24	$19,150	$30,976	$19,448
Nov 24	$20,995	$33,037	$21,324
Dec 24	$19,242	$32,027	$19,547
Jan 25	$19,637	$33,038	$19,948
Feb 25	$18,883	$32,405	$19,185
Mar 25	$17,747	$30,515	$18,033

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	(3.36)%	15.07%	5.90%
Russell 3000® Index...
	7.22	18.18	11.80
Russell 2000® Value Index...
	(3.12)	15.31	6.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 10,946,939,381
Holdings Count | Holding	1,431
Advisory Fees Paid, Amount	$ 28,753,466
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,946,939,381
Number of Portfolio Holdings...
1,431
Net Investment Advisory Fees...
$28,753,466
Portfolio Turnover Rate...
28%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
30.7%
Industrials...
12.3
Real Estate...
11.3
Consumer Discretionary...
8.8
Health Care...
8.5
Energy...
6.9
Information Technology...
6.0
Utilities...
5.9
Materials...
3.9
Communication Services...
3.2
Consumer Staples...
2.5
Security	Percent of Total InvestmentsFootnote Reference(a)
SouthState Corp...
0.8%
UMB Financial Corp...
0.6
Old National Bancorp...
0.6
Terreno Realty Corp...
0.5
Primo Brands Corp., Class A...
0.5
Jackson Financial, Inc., Class A...
0.5
Taylor Morrison Home Corp...
0.5
Essent Group Ltd...
0.5
Essential Properties Realty Trust, Inc...
0.5
GATX Corp...
0.5

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Material fund changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

C000183467
Shareholder Report [Line Items]
Fund Name	iShares Russell 2500 ETF
Trading Symbol	SMMD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 2500 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2500 ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (3.15)%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell 2500™ Index returned (3.11)%.

What contributed to performance?

Stocks within the utilities sector contributed to the Fund’s return during the reporting period. The utilities sector benefited due to its defensive nature, including reliable dividends, as macro-economic uncertainty increased toward the end of the reporting period. Additionally, the electric utilities subsector was buoyed by the unprecedented surge in energy demand from artificial intelligence (“AI”) data centers.

What detracted from performance?

The largest detractor from returns during the reporting period were capital goods companies within the industrials sector. These stocks were pressured amid a challenging business environment that included slowing capital expenditure spending, geopolitical tensions, and the threat of a trade war. Declining consumer confidence, particularly toward the end of the reporting period, weighed on consumer discretionary stocks, as consumers prioritized spending on essentials and delayed purchases on bigger ticket items and luxury items. Within the information technology sector, semiconductors and semiconductor equipment companies faced significant negative impacts due to escalating trade and geopolitical tensions. Additionally, while demand for chips that power AI experienced strong demand, suppliers exposed to the PC, smartphone, industrial and automotive sectors generally saw fundamentals under pressure due to weak end demand conditions and excess inventory.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Russell 3000® Index	Russell 2500™ Index
Jul 17	$10,198	$10,252	$10,203
Aug 17	$10,117	$10,272	$10,118
Sep 17	$10,578	$10,522	$10,577
Oct 17	$10,736	$10,752	$10,741
Nov 17	$11,085	$11,078	$11,094
Dec 17	$11,122	$11,189	$11,132
Jan 18	$11,457	$11,779	$11,471
Feb 18	$10,991	$11,344	$10,999
Mar 18	$11,096	$11,117	$11,105
Apr 18	$11,129	$11,159	$11,131
May 18	$11,655	$11,474	$11,655
Jun 18	$11,732	$11,549	$11,739
Jul 18	$11,956	$11,932	$11,966
Aug 18	$12,469	$12,351	$12,479
Sep 18	$12,283	$12,372	$12,290
Oct 18	$11,031	$11,461	$11,042
Nov 18	$11,245	$11,690	$11,251
Dec 18	$10,010	$10,602	$10,018
Jan 19	$11,164	$11,512	$11,172
Feb 19	$11,688	$11,917	$11,699
Mar 19	$11,593	$12,091	$11,603
Apr 19	$11,998	$12,574	$12,009
May 19	$11,141	$11,760	$11,155
Jun 19	$11,928	$12,586	$11,946
Jul 19	$12,057	$12,774	$12,071
Aug 19	$11,577	$12,513	$11,588
Sep 19	$11,780	$12,733	$11,793
Oct 19	$12,008	$13,007	$12,019
Nov 19	$12,522	$13,501	$12,535
Dec 19	$12,783	$13,891	$12,800
Jan 20	$12,530	$13,876	$12,540
Feb 20	$11,461	$12,740	$11,488
Mar 20	$8,989	$10,988	$8,995
Apr 20	$10,299	$12,443	$10,304
May 20	$11,063	$13,109	$11,066
Jun 20	$11,383	$13,408	$11,385
Jul 20	$11,850	$14,170	$11,839
Aug 20	$12,378	$15,196	$12,375
Sep 20	$12,064	$14,643	$12,055
Oct 20	$12,288	$14,327	$12,273
Nov 20	$14,276	$16,070	$14,272
Dec 20	$15,364	$16,793	$15,359
Jan 21	$15,727	$16,718	$15,735
Feb 21	$16,750	$17,240	$16,762
Mar 21	$17,053	$17,858	$17,037
Apr 21	$17,709	$18,779	$17,718
May 21	$17,753	$18,865	$17,755
Jun 21	$17,959	$19,330	$17,965
Jul 21	$17,644	$19,657	$17,650
Aug 21	$18,043	$20,217	$18,051
Sep 21	$17,481	$19,310	$17,483
Oct 21	$18,338	$20,616	$18,340
Nov 21	$17,561	$20,302	$17,575
Dec 21	$18,138	$21,102	$18,151
Jan 22	$16,637	$19,860	$16,641
Feb 22	$16,822	$19,360	$16,828
Mar 22	$17,081	$19,988	$17,096
Apr 22	$15,628	$18,194	$15,639
May 22	$15,685	$18,170	$15,692
Jun 22	$14,180	$16,650	$14,193
Jul 22	$15,658	$18,212	$15,661
Aug 22	$15,249	$17,532	$15,245
Sep 22	$13,791	$15,906	$13,793
Oct 22	$15,124	$17,211	$15,116
Nov 22	$15,754	$18,109	$15,754
Dec 22	$14,815	$17,049	$14,817
Jan 23	$16,305	$18,223	$16,299
Feb 23	$15,922	$17,797	$15,916
Mar 23	$15,321	$18,273	$15,320
Apr 23	$15,124	$18,468	$15,120
May 23	$14,868	$18,539	$14,855
Jun 23	$16,130	$19,805	$16,120
Jul 23	$16,933	$20,515	$16,921
Aug 23	$16,264	$20,119	$16,257
Sep 23	$15,358	$19,161	$15,349
Oct 23	$14,419	$18,653	$14,417
Nov 23	$15,727	$20,392	$15,715
Dec 23	$17,409	$21,474	$17,399
Jan 24	$16,950	$21,712	$16,944
Feb 24	$17,869	$22,887	$17,865
Mar 24	$18,596	$23,626	$18,603
Apr 24	$17,365	$22,586	$17,357
May 24	$18,089	$23,653	$18,078
Jun 24	$17,804	$24,385	$17,808
Jul 24	$19,142	$24,839	$19,131
Aug 24	$19,080	$25,379	$19,081
Sep 24	$19,365	$25,904	$19,365
Oct 24	$19,184	$25,714	$19,186
Nov 24	$21,082	$27,425	$21,074
Dec 24	$19,481	$26,587	$19,486
Jan 25	$20,158	$27,426	$20,177
Feb 25	$19,216	$26,900	$19,229
Mar 25	$18,009	$25,331	$18,024

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	Since Fund Inception
Fund NAV...
	(3.15)%	14.91%	7.90%
Russell 3000® Index...
	7.22	18.18	12.77
Russell 2500™ Index...
	(3.11)	14.91	7.92

Performance Inception Date	Jul. 06, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,289,643,491
Holdings Count | Holding	502
Advisory Fees Paid, Amount	$ 820,671
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,289,643,491
Number of Portfolio Holdings...
502
Net Investment Advisory Fees...
$820,671
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Investment Funds...
41.1%
Industrials...
11.4
Financials...
10.2
Consumer Discretionary...
8.1
Information Technology...
6.1
Health Care...
5.0
Real Estate...
4.6
Materials...
4.0
Energy...
3.4
Consumer Staples...
2.4
OtherFootnote Reference(b)...
3.7
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 2000 ETF...
41.0%
EQT Corp...
0.5
Robinhood Markets, Inc., Class A...
0.5
Expand Energy Corp...
0.4
Texas Pacific Land Corp...
0.4
Smurfit WestRock plc...
0.4
Carvana Co., Class A...
0.4
NRG Energy, Inc...
0.3
NiSource, Inc...
0.3
Lennox International, Inc...
0.3

Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest sectors are presented. Additional sectors are found in Other.

Material Fund Change [Text Block]

C000012068
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap ETF
Trading Symbol	IWR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Mid-Cap ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 2.41%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell Midcap® Index returned 2.59%.

What contributed to performance?

Financials stocks were the largest contributors to the Fund’s returns during the reporting period. The insurance segment gained, particularly property and casualty stocks which were helped by strong underwriting gains and premium growth. The utilities sector also contributed, supported by its defensive nature, including reliable dividends, as macro-economic uncertainty increased toward the end of the reporting period. Additionally, the electric utilities subsector was buoyed by the unprecedented surge in energy demand from artificial intelligence data centers.

What detracted from performance?

Within the healthcare sector, stocks in the pharmaceuticals, biotechnology, and life sciences subsector were the largest detractor from the Fund’s return during the reporting period. Firms that operate within these segments were challenged by expectations of production challenges from the Biosecure Act, which would require U.S. companies to shift their sourcing away from the targeted Chinese companies, uncertainty around policy changes from the new U.S. presidential administration, and overall macroeconomic headwinds. Also detracting were materials stocks, particularly within the chemicals subsector, as they faced increasing pricing pressures and weakened demand from China and Europe.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Russell 3000® Index	Russell Midcap® Index
Apr 15	$9,908	$10,045	$9,909
May 15	$10,051	$10,184	$10,054
Jun 15	$9,843	$10,014	$9,846
Jul 15	$9,914	$10,181	$9,919
Aug 15	$9,389	$9,567	$9,396
Sep 15	$9,051	$9,288	$9,058
Oct 15	$9,611	$10,021	$9,619
Nov 15	$9,635	$10,077	$9,644
Dec 15	$9,375	$9,870	$9,385
Jan 16	$8,761	$9,313	$8,770
Feb 16	$8,859	$9,310	$8,869
Mar 16	$9,582	$9,966	$9,596
Apr 16	$9,681	$10,028	$9,697
May 16	$9,838	$10,207	$9,856
Jun 16	$9,882	$10,228	$9,901
Jul 16	$10,330	$10,634	$10,353
Aug 16	$10,302	$10,661	$10,327
Sep 16	$10,321	$10,678	$10,348
Oct 16	$9,992	$10,447	$10,020
Nov 16	$10,530	$10,914	$10,560
Dec 16	$10,648	$11,127	$10,680
Jan 17	$10,904	$11,337	$10,938
Feb 17	$11,211	$11,758	$11,247
Mar 17	$11,191	$11,766	$11,230
Apr 17	$11,276	$11,891	$11,316
May 17	$11,378	$12,013	$11,420
Jun 17	$11,489	$12,121	$11,533
Jul 17	$11,656	$12,350	$11,703
Aug 17	$11,565	$12,373	$11,612
Sep 17	$11,884	$12,675	$11,934
Oct 17	$12,080	$12,952	$12,133
Nov 17	$12,485	$13,345	$12,541
Dec 17	$12,599	$13,478	$12,658
Jan 18	$13,072	$14,189	$13,134
Feb 18	$12,530	$13,666	$12,592
Mar 18	$12,537	$13,392	$12,600
Apr 18	$12,516	$13,442	$12,581
May 18	$12,798	$13,822	$12,866
Jun 18	$12,885	$13,912	$12,955
Jul 18	$13,203	$14,374	$13,278
Aug 18	$13,611	$14,879	$13,690
Sep 18	$13,522	$14,903	$13,602
Oct 18	$12,396	$13,806	$12,472
Nov 18	$12,700	$14,083	$12,779
Dec 18	$11,449	$12,772	$11,511
Jan 19	$12,682	$13,868	$12,753
Feb 19	$13,224	$14,356	$13,301
Mar 19	$13,336	$14,566	$13,415
Apr 19	$13,841	$15,147	$13,925
May 19	$12,990	$14,167	$13,071
Jun 19	$13,880	$15,162	$13,969
Jul 19	$14,076	$15,387	$14,168
Aug 19	$13,674	$15,074	$13,765
Sep 19	$13,939	$15,338	$14,036
Oct 19	$14,084	$15,668	$14,183
Nov 19	$14,587	$16,264	$14,690
Dec 19	$14,920	$16,734	$15,027
Jan 20	$14,797	$16,715	$14,907
Feb 20	$13,511	$15,347	$13,612
Mar 20	$10,878	$13,236	$10,959
Apr 20	$12,439	$14,989	$12,533
May 20	$13,313	$15,791	$13,414
Jun 20	$13,550	$16,152	$13,656
Jul 20	$14,346	$17,069	$14,458
Aug 20	$14,848	$18,306	$14,966
Sep 20	$14,554	$17,639	$14,675
Oct 20	$14,645	$17,258	$14,768
Nov 20	$16,666	$19,358	$16,809
Dec 20	$17,444	$20,229	$17,597
Jan 21	$17,398	$20,139	$17,550
Feb 21	$18,365	$20,768	$18,528
Mar 21	$18,859	$21,513	$19,029
Apr 21	$19,816	$22,622	$19,999
May 21	$19,972	$22,725	$20,160
Jun 21	$20,261	$23,285	$20,456
Jul 21	$20,415	$23,679	$20,614
Aug 21	$20,928	$24,354	$21,138
Sep 21	$20,063	$23,262	$20,267
Oct 21	$21,256	$24,835	$21,472
Nov 21	$20,512	$24,457	$20,725
Dec 21	$21,347	$25,420	$21,571
Jan 22	$19,772	$23,924	$19,982
Feb 22	$19,628	$23,322	$19,838
Mar 22	$20,126	$24,078	$20,346
Apr 22	$18,574	$21,917	$18,779
May 22	$18,585	$21,888	$18,794
Jun 22	$16,729	$20,057	$16,918
Jul 22	$18,378	$21,938	$18,588
Aug 22	$17,800	$21,120	$18,005
Sep 22	$16,149	$19,161	$16,336
Oct 22	$17,581	$20,733	$17,786
Nov 22	$18,635	$21,815	$18,855
Dec 22	$17,626	$20,537	$17,836
Jan 23	$19,088	$21,952	$19,317
Feb 23	$18,624	$21,439	$18,849
Mar 23	$18,336	$22,012	$18,559
Apr 23	$18,237	$22,247	$18,461
May 23	$17,726	$22,333	$17,946
Jun 23	$19,202	$23,858	$19,443
Jul 23	$19,962	$24,713	$20,214
Aug 23	$19,268	$24,236	$19,513
Sep 23	$18,296	$23,082	$18,533
Oct 23	$17,380	$22,470	$17,607
Nov 23	$19,155	$24,565	$19,409
Dec 23	$20,634	$25,868	$20,909
Jan 24	$20,337	$26,155	$20,611
Feb 24	$21,471	$27,571	$21,762
Mar 24	$22,398	$28,460	$22,707
Apr 24	$21,185	$27,208	$21,480
May 24	$21,787	$28,493	$22,093
Jun 24	$21,639	$29,375	$21,946
Jul 24	$22,657	$29,922	$22,981
Aug 24	$23,114	$30,573	$23,446
Sep 24	$23,625	$31,205	$23,968
Oct 24	$23,492	$30,976	$23,839
Nov 24	$25,561	$33,037	$25,942
Dec 24	$23,759	$32,027	$24,117
Jan 25	$24,765	$33,038	$25,143
Feb 25	$24,055	$32,405	$24,428
Mar 25	$22,938	$30,515	$23,296

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	2.41%	16.09%	8.66%
Russell 3000® Index...
	7.22	18.18	11.80
Russell Midcap® Index...
	2.59	16.28	8.82

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 38,279,464,894
Holdings Count | Holding	815
Advisory Fees Paid, Amount	$ 67,279,109
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$38,279,464,894
Number of Portfolio Holdings...
815
Net Investment Advisory Fees...
$67,279,109
Portfolio Turnover Rate...
11%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
16.8%
Industrials...
16.6
Information Technology...
13.1
Consumer Discretionary...
10.1
Health Care...
9.3
Real Estate...
8.0
Utilities...
6.2
Energy...
5.9
Materials...
5.3
Consumer Staples...
5.1
Communication Services...
3.6
Security	Percent of Total InvestmentsFootnote Reference(a)
Palantir Technologies, Inc., Class A...
1.5%
Arthur J Gallagher & Co...
0.8
Williams Cos., Inc. (The)...
0.6
AppLovin Corp., Class A...
0.6
MicroStrategy, Inc., Class A...
0.6
ONEOK, Inc...
0.5
Aflac, Inc...
0.5
Bank of New York Mellon Corp. (The)...
0.5
Kinder Morgan, Inc...
0.5
Hilton Worldwide Holdings, Inc...
0.5

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Material fund changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

C000012066
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Growth ETF
Trading Symbol	IWP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Mid-Cap Growth ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap Growth ETF	$23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 3.32%.

  For the same period, the Russell 3000® Index returned 7.22% and the Russell Midcap® Growth Index returned 3.57%.

What contributed to performance?

Software and services stocks within the information technology sector contributed the most to performance during the reporting period. Firms that utilized artificial intelligence (“AI”) saw productivity gains through automation, enhancing customer experience, improving security, and fostering innovation. In the energy sector, oil and gas storage and transportation companies benefited performance, helped by increased demand for natural gas.

What detracted from performance?

Healthcare stocks were the largest detractor from the Fund’s return during the reporting period, facing headwinds due to the uncertainty around policy changes from the new U.S. presidential administration. Within the healthcare equipment and supplies segment, a firm that provides continuous glucose monitoring systems for diabetes was weighed down after the company cut its sales forecast, restructured its sales force and received a warning letter from the Food and Drug Administration for two of its manufacturing plants. Also weighing on the Fund’s return was a veterinary diagnostics company, due to a decrease in pet owner visits. Life sciences tools and services stocks were pressured by the proposed Biosecure Act. If approved, the Act would restrict the ability to collaborate with certain Chinese firms, potentially leading to supply chain disruptions, increased costs, and shifts in manufacturing locations.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Russell 3000® Index	Russell MidCap® Growth Index
Apr 15	$9,929	$10,045	$9,930
May 15	$10,045	$10,184	$10,048
Jun 15	$9,882	$10,014	$9,886
Jul 15	$10,040	$10,181	$10,046
Aug 15	$9,454	$9,567	$9,462
Sep 15	$9,087	$9,288	$9,096
Oct 15	$9,657	$10,021	$9,669
Nov 15	$9,678	$10,077	$9,690
Dec 15	$9,457	$9,870	$9,471
Jan 16	$8,741	$9,313	$8,754
Feb 16	$8,876	$9,310	$8,891
Mar 16	$9,509	$9,966	$9,525
Apr 16	$9,503	$10,028	$9,520
May 16	$9,656	$10,207	$9,676
Jun 16	$9,653	$10,228	$9,674
Jul 16	$10,130	$10,634	$10,153
Aug 16	$10,097	$10,661	$10,124
Sep 16	$10,091	$10,678	$10,119
Oct 16	$9,680	$10,447	$9,708
Nov 16	$10,099	$10,914	$10,130
Dec 16	$10,133	$11,127	$10,165
Jan 17	$10,469	$11,337	$10,504
Feb 17	$10,768	$11,758	$10,806
Mar 17	$10,826	$11,766	$10,866
Apr 17	$10,984	$11,891	$11,027
May 17	$11,244	$12,013	$11,290
Jun 17	$11,274	$12,121	$11,323
Jul 17	$11,461	$12,350	$11,513
Aug 17	$11,539	$12,373	$11,594
Sep 17	$11,864	$12,675	$11,922
Oct 17	$12,193	$12,952	$12,255
Nov 17	$12,598	$13,345	$12,665
Dec 17	$12,665	$13,478	$12,733
Jan 18	$13,379	$14,189	$13,454
Feb 18	$12,956	$13,666	$13,031
Mar 18	$12,933	$13,392	$13,010
Apr 18	$12,808	$13,442	$12,887
May 18	$13,284	$13,822	$13,369
Jun 18	$13,334	$13,912	$13,421
Jul 18	$13,617	$14,374	$13,709
Aug 18	$14,398	$14,879	$14,499
Sep 18	$14,336	$14,903	$14,437
Oct 18	$12,914	$13,806	$13,008
Nov 18	$13,240	$14,083	$13,339
Dec 18	$12,038	$12,772	$12,128
Jan 19	$13,418	$13,868	$13,522
Feb 19	$14,202	$14,356	$14,315
Mar 19	$14,391	$14,566	$14,508
Apr 19	$15,036	$15,147	$15,160
May 19	$14,167	$14,167	$14,288
Jun 19	$15,160	$15,162	$15,292
Jul 19	$15,508	$15,387	$15,649
Aug 19	$15,223	$15,074	$15,364
Sep 19	$15,047	$15,338	$15,189
Oct 19	$15,323	$15,668	$15,470
Nov 19	$16,082	$16,264	$16,240
Dec 19	$16,268	$16,734	$16,430
Jan 20	$16,417	$16,715	$16,584
Feb 20	$15,282	$15,347	$15,440
Mar 20	$13,000	$13,236	$13,137
Apr 20	$15,034	$14,989	$15,195
May 20	$16,543	$15,791	$16,721
Jun 20	$16,926	$16,152	$17,113
Jul 20	$18,275	$17,069	$18,480
Aug 20	$18,770	$18,306	$18,983
Sep 20	$18,505	$17,639	$18,717
Oct 20	$18,527	$17,258	$18,740
Nov 20	$21,007	$19,358	$21,257
Dec 20	$22,009	$20,229	$22,277
Jan 21	$21,932	$20,139	$22,203
Feb 21	$22,303	$20,768	$22,582
Mar 21	$21,875	$21,513	$22,151
Apr 21	$23,099	$22,622	$23,396
May 21	$22,743	$22,725	$23,038
Jun 21	$24,283	$23,285	$24,604
Jul 21	$24,530	$23,679	$24,857
Aug 21	$25,317	$24,354	$25,659
Sep 21	$24,087	$23,262	$24,417
Oct 21	$25,771	$24,835	$26,129
Nov 21	$24,678	$24,457	$25,025
Dec 21	$24,761	$25,420	$25,112
Jan 22	$21,564	$23,924	$21,872
Feb 22	$21,299	$23,322	$21,606
Mar 22	$21,637	$24,078	$21,953
Apr 22	$19,199	$21,917	$19,481
May 22	$18,453	$21,888	$18,727
Jun 22	$17,072	$20,057	$17,327
Jul 22	$19,158	$21,938	$19,448
Aug 22	$18,528	$21,120	$18,811
Sep 22	$16,952	$19,161	$17,214
Oct 22	$18,282	$20,733	$18,567
Nov 22	$19,274	$21,815	$19,577
Dec 22	$18,114	$20,537	$18,402
Jan 23	$19,692	$21,952	$20,008
Feb 23	$19,495	$21,439	$19,810
Mar 23	$19,761	$22,012	$20,083
Apr 23	$19,472	$22,247	$19,792
May 23	$19,481	$22,333	$19,805
Jun 23	$20,982	$23,858	$21,335
Jul 23	$21,614	$24,713	$21,981
Aug 23	$20,898	$24,236	$21,256
Sep 23	$19,876	$23,082	$20,221
Oct 23	$18,859	$22,470	$19,189
Nov 23	$21,155	$24,565	$21,530
Dec 23	$22,756	$25,868	$23,162
Jan 24	$22,630	$26,155	$23,037
Feb 24	$24,326	$27,571	$24,770
Mar 24	$24,904	$28,460	$25,362
Apr 24	$23,453	$27,208	$23,889
May 24	$23,702	$28,493	$24,144
Jun 24	$24,094	$29,375	$24,547
Jul 24	$24,232	$29,922	$24,696
Aug 24	$24,831	$30,573	$25,309
Sep 24	$25,654	$31,205	$26,153
Oct 24	$26,095	$30,976	$26,609
Nov 24	$29,567	$33,037	$30,156
Dec 24	$27,724	$32,027	$28,282
Jan 25	$29,483	$33,038	$30,086
Feb 25	$27,798	$32,405	$28,372
Mar 25	$25,731	$30,515	$26,268

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	3.32%	14.63%	9.91%
Russell 3000® Index...
	7.22	18.18	11.80
Russell MidCap® Growth Index...
	3.57	14.86	10.14

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 16,598,999,797
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 36,447,641
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$16,598,999,797
Number of Portfolio Holdings...
292
Net Investment Advisory Fees...
$36,447,641
Portfolio Turnover Rate...
24%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
27.0%
Industrials...
17.4
Consumer Discretionary...
14.3
Health Care...
13.6
Financials...
12.6
Energy...
4.9
Communication Services...
3.9
Consumer Staples...
2.3
Utilities...
1.7
Real Estate...
1.2
Materials...
1.1
Security	Percent of Total InvestmentsFootnote Reference(a)
Palantir Technologies, Inc., Class A...
6.2%
AppLovin Corp., Class A...
2.5
Cencora, Inc...
1.7
Targa Resources Corp...
1.5
Ameriprise Financial, Inc...
1.5
Verisk Analytics, Inc...
1.5
Vistra Corp...
1.4
Axon Enterprise, Inc...
1.4
Fastenal Co...
1.3
WW Grainger, Inc...
1.3

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Material fund changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

C000012038
Shareholder Report [Line Items]
Fund Name	iShares S&P Mid-Cap 400 Growth ETF
Trading Symbol	IJK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Mid-Cap 400 Growth ETF	$16	0.17%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (8.23)%.

  For the same period, the S&P Total Market Index returned 7.09% and the S&P MidCap 400 Growth Index™ returned (8.09)%.

What contributed to performance?

There were no significant contributors to the Fund’s performance.

What detracted from performance?

During the reporting period, the industrials sector was the leading detractor from the Fund’s return, as capital goods manufacturers were negatively impacted by weaker global trade volumes, elevated material costs, and trade uncertainty. Additionally, transportation companies were fraught with challenges, such as declining freight demand and excess capacity. In the information technology sector, technology hardware and equipment firms and those in the semiconductors and semiconductors equipment segment were pressured by uneven demand conditions, escalating trade wars, and geopolitical tensions. The consumer discretionary sector detracted amid lingering inflation and as the possibility of trade wars dampened consumer sentiment. This led consumers to prioritize their spending, and delay purchases on both nonessential goods and bigger ticket items.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Total Market Index	S&P MidCap 400 Growth Index™
Apr 15	$9,743	$10,046	$9,744
May 15	$9,994	$10,187	$9,997
Jun 15	$9,901	$10,013	$9,906
Jul 15	$10,131	$10,179	$10,138
Aug 15	$9,466	$9,568	$9,474
Sep 15	$9,208	$9,286	$9,217
Oct 15	$9,682	$10,017	$9,694
Nov 15	$9,802	$10,073	$9,816
Dec 15	$9,471	$9,869	$9,486
Jan 16	$8,917	$9,309	$8,933
Feb 16	$8,968	$9,306	$8,986
Mar 16	$9,585	$9,961	$9,604
Apr 16	$9,649	$10,022	$9,669
May 16	$9,964	$10,202	$9,987
Jun 16	$9,996	$10,222	$10,022
Jul 16	$10,446	$10,628	$10,475
Aug 16	$10,508	$10,657	$10,539
Sep 16	$10,363	$10,676	$10,395
Oct 16	$10,018	$10,442	$10,050
Nov 16	$10,596	$10,906	$10,632
Dec 16	$10,846	$11,118	$10,887
Jan 17	$11,056	$11,334	$11,099
Feb 17	$11,406	$11,752	$11,452
Mar 17	$11,392	$11,762	$11,441
Apr 17	$11,576	$11,885	$11,628
May 17	$11,627	$12,005	$11,681
Jun 17	$11,759	$12,116	$11,816
Jul 17	$11,851	$12,345	$11,911
Aug 17	$11,727	$12,367	$11,789
Sep 17	$12,127	$12,669	$12,193
Oct 17	$12,543	$12,944	$12,613
Nov 17	$12,998	$13,336	$13,074
Dec 17	$12,978	$13,471	$13,056
Jan 18	$13,540	$14,186	$13,624
Feb 18	$13,016	$13,660	$13,098
Mar 18	$13,148	$13,390	$13,232
Apr 18	$12,999	$13,437	$13,085
May 18	$13,521	$13,817	$13,612
Jun 18	$13,577	$13,908	$13,670
Jul 18	$13,760	$14,373	$13,859
Aug 18	$14,282	$14,873	$14,387
Sep 18	$14,107	$14,897	$14,211
Oct 18	$12,669	$13,793	$12,765
Nov 18	$13,090	$14,070	$13,194
Dec 18	$11,611	$12,758	$11,706
Jan 19	$12,687	$13,856	$12,795
Feb 19	$13,260	$14,343	$13,374
Mar 19	$13,338	$14,549	$13,456
Apr 19	$13,778	$15,128	$13,902
May 19	$12,899	$14,152	$13,018
Jun 19	$13,805	$15,144	$13,935
Jul 19	$13,975	$15,366	$14,110
Aug 19	$13,542	$15,056	$13,675
Sep 19	$13,714	$15,316	$13,851
Oct 19	$13,838	$15,641	$13,980
Nov 19	$14,273	$16,233	$14,421
Dec 19	$14,628	$16,700	$14,783
Jan 20	$14,449	$16,679	$14,605
Feb 20	$13,225	$15,314	$13,370
Mar 20	$11,005	$13,199	$11,128
Apr 20	$12,549	$14,949	$12,691
May 20	$13,666	$15,752	$13,823
Jun 20	$13,848	$16,115	$14,013
Jul 20	$14,693	$17,025	$14,869
Aug 20	$15,172	$18,249	$15,357
Sep 20	$14,810	$17,577	$14,993
Oct 20	$14,979	$17,203	$15,167
Nov 20	$16,844	$19,306	$17,058
Dec 20	$17,918	$20,172	$18,149
Jan 21	$18,248	$20,106	$18,485
Feb 21	$18,994	$20,750	$19,243
Mar 21	$19,444	$21,473	$19,702
Apr 21	$20,248	$22,575	$20,521
May 21	$19,893	$22,678	$20,162
Jun 21	$20,103	$23,252	$20,378
Jul 21	$20,292	$23,653	$20,573
Aug 21	$20,580	$24,329	$20,870
Sep 21	$19,699	$23,225	$19,980
Oct 21	$21,187	$24,785	$21,493
Nov 21	$20,430	$24,419	$20,726
Dec 21	$21,269	$25,347	$21,579
Jan 22	$19,058	$23,825	$19,339
Feb 22	$19,240	$23,227	$19,526
Mar 22	$19,339	$23,979	$19,628
Apr 22	$17,863	$21,816	$18,133
May 22	$17,726	$21,772	$17,998
Jun 22	$15,957	$19,942	$16,201
Jul 22	$17,982	$21,812	$18,257
Aug 22	$17,376	$20,988	$17,641
Sep 22	$15,838	$19,032	$16,081
Oct 22	$17,330	$20,585	$17,597
Nov 22	$18,324	$21,671	$18,608
Dec 22	$17,218	$20,397	$17,487
Jan 23	$18,443	$21,820	$18,732
Feb 23	$18,290	$21,314	$18,578
Mar 23	$18,080	$21,875	$18,368
Apr 23	$17,985	$22,094	$18,275
May 23	$17,482	$22,190	$17,767
Jun 23	$19,002	$23,711	$19,314
Jul 23	$19,721	$24,565	$20,048
Aug 23	$19,308	$24,083	$19,631
Sep 23	$18,379	$22,931	$18,689
Oct 23	$17,485	$22,313	$17,780
Nov 23	$18,811	$24,407	$19,132
Dec 23	$20,201	$25,713	$20,547
Jan 24	$20,124	$25,997	$20,473
Feb 24	$22,073	$27,410	$22,461
Mar 24	$23,343	$28,296	$23,753
Apr 24	$21,941	$27,048	$22,328
May 24	$22,841	$28,332	$23,248
Jun 24	$22,547	$29,212	$22,951
Jul 24	$23,494	$29,749	$23,919
Aug 24	$23,317	$30,386	$23,742
Sep 24	$23,581	$31,012	$24,013
Oct 24	$23,264	$30,791	$23,693
Nov 24	$25,301	$32,842	$25,771
Dec 24	$23,384	$31,852	$23,823
Jan 25	$24,258	$32,828	$24,717
Feb 25	$22,901	$32,208	$23,337
Mar 25	$21,422	$30,301	$21,832

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	(8.23)%	14.25%	7.92%
S&P Total Market Index...
	7.09	18.08	11.72
S&P MidCap 400 Growth Index™...
	(8.09)	14.43	8.12

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 8,444,629,011
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 15,674,464
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$8,444,629,011
Number of Portfolio Holdings...
246
Net Investment Advisory Fees...
$15,674,464
Portfolio Turnover Rate...
44%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
25.7%
Financials...
16.5
Consumer Discretionary...
15.0
Information Technology...
12.3
Health Care...
11.3
Real Estate...
5.1
Consumer Staples...
4.9
Materials...
4.8
Energy...
3.4
Communication Services...
0.7
Utilities...
0.3
Security	Percent of Total InvestmentsFootnote Reference(a)
RB Global, Inc...
1.3%
Interactive Brokers Group, Inc., Class A...
1.3
EMCOR Group, Inc...
1.2
DocuSign, Inc...
1.2
Guidewire Software, Inc...
1.1
Sprouts Farmers Market, Inc...
1.1
Carlisle Cos., Inc...
1.1
Burlington Stores, Inc...
1.1
Equitable Holdings, Inc...
1.1
Dynatrace, Inc...
1.0

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

Material fund changes

This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

C000012039
Shareholder Report [Line Items]
Fund Name	iShares S&P Mid-Cap 400 Value ETF
Trading Symbol	IJJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P Mid-Cap 400 Value ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Mid-Cap 400 Value ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 3.10%.

  For the same period, the S&P Total Market Index returned 7.09% and the S&P MidCap 400 Value Index™ returned 3.32%.

What contributed to performance?

Financial stocks were the leading contributors to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. The capital markets industry further contributed, driven in part by growing trading volumes and investment banking revenues. Overall, insurance companies were supported by rising premiums and growth in property and casualty names. The real estate sector also benefited performance, as equity REITs benefited from moderating interest rate expectations. The utilities sector benefited from its defensive nature, attractive valuations, and stable dividends.

What detracted from performance?

During the reporting period, the consumer discretionary sector was the leading detractor from the Fund’s return as concerns over lingering inflation and the possibility of trade wars dampened consumer sentiment. This led consumers to prioritize their spending, and delay purchases on both nonessential goods and bigger ticket items.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Total Market Index	S&P MidCap 400 Value Index™
Apr 15	$9,965	$10,046	$9,966
May 15	$10,056	$10,187	$10,058
Jun 15	$9,878	$10,013	$9,883
Jul 15	$9,659	$10,179	$9,664
Aug 15	$9,224	$9,568	$9,230
Sep 15	$8,874	$9,286	$8,882
Oct 15	$9,419	$10,017	$9,429
Nov 15	$9,556	$10,073	$9,566
Dec 15	$9,067	$9,869	$9,078
Jan 16	$8,564	$9,309	$8,574
Feb 16	$8,755	$9,306	$8,767
Mar 16	$9,640	$9,961	$9,655
Apr 16	$9,804	$10,022	$9,821
May 16	$9,942	$10,202	$9,961
Jun 16	$9,988	$10,222	$10,009
Jul 16	$10,394	$10,628	$10,419
Aug 16	$10,433	$10,657	$10,459
Sep 16	$10,433	$10,676	$10,462
Oct 16	$10,213	$10,442	$10,243
Nov 16	$11,230	$10,906	$11,265
Dec 16	$11,443	$11,118	$11,486
Jan 17	$11,600	$11,334	$11,645
Feb 17	$11,825	$11,752	$11,876
Mar 17	$11,742	$11,762	$11,792
Apr 17	$11,734	$11,885	$11,788
May 17	$11,553	$12,005	$11,609
Jun 17	$11,799	$12,116	$11,858
Jul 17	$11,910	$12,345	$11,972
Aug 17	$11,662	$12,367	$11,724
Sep 17	$12,178	$12,669	$12,244
Oct 17	$12,298	$12,944	$12,367
Nov 17	$12,752	$13,336	$12,826
Dec 17	$12,823	$13,471	$12,901
Jan 18	$12,991	$14,186	$13,071
Feb 18	$12,332	$13,660	$12,410
Mar 18	$12,433	$13,390	$12,513
Apr 18	$12,511	$13,437	$12,595
May 18	$13,039	$13,817	$13,128
Jun 18	$13,090	$13,908	$13,183
Jul 18	$13,371	$14,373	$13,468
Aug 18	$13,710	$14,873	$13,812
Sep 18	$13,576	$14,897	$13,680
Oct 18	$12,368	$13,793	$12,466
Nov 18	$12,723	$14,070	$12,826
Dec 18	$11,275	$12,758	$11,369
Jan 19	$12,591	$13,856	$12,699
Feb 19	$13,085	$14,343	$13,199
Mar 19	$12,849	$14,549	$12,963
Apr 19	$13,457	$15,128	$13,581
May 19	$12,156	$14,152	$12,269
Jun 19	$13,162	$15,144	$13,287
Jul 19	$13,307	$15,366	$13,436
Aug 19	$12,590	$15,056	$12,713
Sep 19	$13,213	$15,316	$13,346
Oct 19	$13,386	$15,641	$13,524
Nov 19	$13,757	$16,233	$13,900
Dec 19	$14,185	$16,700	$14,334
Jan 20	$13,598	$16,679	$13,742
Feb 20	$12,148	$15,314	$12,279
Mar 20	$9,206	$13,199	$9,304
Apr 20	$10,524	$14,949	$10,639
May 20	$11,080	$15,752	$11,201
Jun 20	$11,199	$16,115	$11,327
Jul 20	$11,502	$17,025	$11,636
Aug 20	$11,938	$18,249	$12,080
Sep 20	$11,417	$17,577	$11,555
Oct 20	$11,814	$17,203	$11,958
Nov 20	$13,770	$19,306	$13,941
Dec 20	$14,685	$20,172	$14,869
Jan 21	$14,854	$20,106	$15,041
Feb 21	$16,267	$20,750	$16,476
Mar 21	$17,383	$21,473	$17,609
Apr 21	$18,214	$22,575	$18,456
May 21	$18,564	$22,678	$18,813
Jun 21	$18,041	$23,252	$18,285
Jul 21	$18,005	$23,653	$18,251
Aug 21	$18,435	$24,329	$18,689
Sep 21	$17,742	$23,225	$17,993
Oct 21	$18,524	$24,785	$18,790
Nov 21	$18,081	$24,419	$18,343
Dec 21	$19,144	$25,347	$19,427
Jan 22	$18,381	$23,825	$18,657
Feb 22	$18,611	$23,227	$18,892
Mar 22	$19,019	$23,979	$19,310
Apr 22	$17,757	$21,816	$18,031
May 22	$18,134	$21,772	$18,417
Jun 22	$16,446	$19,942	$16,705
Jul 22	$17,957	$21,812	$18,242
Aug 22	$17,443	$20,988	$17,722
Sep 22	$15,781	$19,032	$16,036
Oct 22	$17,598	$20,585	$17,885
Nov 22	$18,733	$21,671	$19,041
Dec 22	$17,787	$20,397	$18,080
Jan 23	$19,811	$21,820	$20,140
Feb 23	$19,259	$21,314	$19,576
Mar 23	$18,232	$21,875	$18,533
Apr 23	$18,036	$22,094	$18,335
May 23	$17,381	$22,190	$17,671
Jun 23	$19,052	$23,711	$19,372
Jul 23	$19,902	$24,565	$20,238
Aug 23	$19,154	$24,083	$19,480
Sep 23	$18,050	$22,931	$18,359
Oct 23	$16,988	$22,313	$17,280
Nov 23	$18,609	$24,407	$18,932
Dec 23	$20,499	$25,713	$20,861
Jan 24	$19,863	$25,997	$20,216
Feb 24	$20,246	$27,410	$20,609
Mar 24	$21,338	$28,296	$21,721
Apr 24	$20,045	$27,048	$20,408
May 24	$20,979	$28,332	$21,362
Jun 24	$20,577	$29,212	$20,956
Jul 24	$22,127	$29,749	$22,542
Aug 24	$22,265	$30,386	$22,685
Sep 24	$22,522	$31,012	$22,950
Oct 24	$22,507	$30,791	$22,939
Nov 24	$24,494	$32,842	$24,970
Dec 24	$22,857	$31,852	$23,306
Jan 25	$23,758	$32,828	$24,228
Feb 25	$23,031	$32,208	$23,491
Mar 25	$21,999	$30,301	$22,443

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	3.10%	19.03%	8.20%
S&P Total Market Index...
	7.09	18.08	11.72
S&P MidCap 400 Value Index™...
	3.32	19.26	8.42

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 7,687,794,492
Holdings Count | Holding	309
Advisory Fees Paid, Amount	$ 14,105,361
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$7,687,794,492
Number of Portfolio Holdings...
309
Net Investment Advisory Fees...
$14,105,361
Portfolio Turnover Rate...
40%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
21.0%
Industrials...
16.2
Consumer Discretionary...
11.6
Real Estate...
9.9
Materials...
8.4
Information Technology...
7.6
Health Care...
6.9
Consumer Staples...
6.0
Utilities...
5.8
Energy...
4.8
Communication Services...
1.8
Security	Percent of Total InvestmentsFootnote Reference(a)
Fidelity National Financial, Inc., Class A...
1.2%
Reliance, Inc...
1.1
US Foods Holding Corp...
1.1
WP Carey, Inc...
1.0
BioMarin Pharmaceutical, Inc...
1.0
Unum Group...
1.0
Reinsurance Group of America, Inc...
1.0
Flex Ltd...
0.9
Performance Food Group Co...
0.9
Antero Resources Corp...
0.9

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

C000012044
Shareholder Report [Line Items]
Fund Name	iShares S&P Small-Cap 600 Growth ETF
Trading Symbol	IJT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P Small-Cap 600 Growth ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Small-Cap 600 Growth ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (3.87)%.

  For the same period, the S&P Total Market Index returned 7.09% and the S&P SmallCap 600 Growth Index™ returned (3.70)%.

What contributed to performance?

Financial stocks contributed to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for regional banks. Overall, insurance companies were supported by rising premiums. In healthcare, certain pharmaceutical names benefited from positive clinical trial outcomes.

What detracted from performance?

During the reporting period, the information technology sector detracted from the Fund’s return. Semiconductor and semiconductor equipment suppliers exposed to the PC, smartphone, industrial, and automotive sectors generally saw fundamentals under pressure due to weak end demand conditions and excess inventory. Valuations of application software names were challenged due shifting spending trends and general market uncertainty. The energy sector was also a notable detractor, marked by significant volatility amid trade uncertainty and as OPEC+ announced a production increase amid slowing energy demand in major economies. Within industrials, capital goods manufacturers were negatively impacted by weaker global trade volumes, elevated material costs, and trade uncertainty.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Total Market Index	S&P SmallCap 600 Growth Index™
Apr 15	$9,715	$10,046	$9,714
May 15	$9,929	$10,187	$9,928
Jun 15	$10,086	$10,013	$10,086
Jul 15	$10,188	$10,179	$10,191
Aug 15	$9,591	$9,568	$9,595
Sep 15	$9,284	$9,286	$9,289
Oct 15	$9,817	$10,017	$9,821
Nov 15	$10,080	$10,073	$10,087
Dec 15	$9,634	$9,869	$9,641
Jan 16	$9,013	$9,309	$9,021
Feb 16	$9,029	$9,306	$9,038
Mar 16	$9,667	$9,961	$9,678
Apr 16	$9,695	$10,022	$9,707
May 16	$9,965	$10,202	$9,978
Jun 16	$10,007	$10,222	$10,022
Jul 16	$10,508	$10,628	$10,525
Aug 16	$10,673	$10,657	$10,690
Sep 16	$10,721	$10,676	$10,740
Oct 16	$10,162	$10,442	$10,180
Nov 16	$11,360	$10,906	$11,379
Dec 16	$11,754	$11,118	$11,778
Jan 17	$11,781	$11,334	$11,806
Feb 17	$11,984	$11,752	$12,011
Mar 17	$12,035	$11,762	$12,063
Apr 17	$12,177	$11,885	$12,209
May 17	$11,930	$12,005	$11,964
Jun 17	$12,281	$12,116	$12,317
Jul 17	$12,430	$12,345	$12,471
Aug 17	$12,130	$12,367	$12,172
Sep 17	$12,967	$12,669	$13,012
Oct 17	$13,128	$12,944	$13,177
Nov 17	$13,560	$13,336	$13,611
Dec 17	$13,467	$13,471	$13,519
Jan 18	$13,944	$14,186	$14,004
Feb 18	$13,448	$13,660	$13,500
Mar 18	$13,780	$13,390	$13,846
Apr 18	$13,828	$13,437	$13,899
May 18	$14,804	$13,817	$14,883
Jun 18	$15,006	$13,908	$15,088
Jul 18	$15,569	$14,373	$15,654
Aug 18	$16,600	$14,873	$16,695
Sep 18	$16,048	$14,897	$16,141
Oct 18	$14,268	$13,793	$14,354
Nov 18	$14,623	$14,070	$14,712
Dec 18	$12,890	$12,758	$12,971
Jan 19	$14,054	$13,856	$14,150
Feb 19	$14,682	$14,343	$14,786
Mar 19	$14,275	$14,549	$14,377
Apr 19	$14,764	$15,128	$14,872
May 19	$13,655	$14,152	$13,758
Jun 19	$14,623	$15,144	$14,736
Jul 19	$14,784	$15,366	$14,901
Aug 19	$14,207	$15,056	$14,322
Sep 19	$14,343	$15,316	$14,462
Oct 19	$14,628	$15,641	$14,751
Nov 19	$15,124	$16,233	$15,256
Dec 19	$15,574	$16,700	$15,712
Jan 20	$15,312	$16,679	$15,459
Feb 20	$13,926	$15,314	$14,062
Mar 20	$11,180	$13,199	$11,295
Apr 20	$12,511	$14,949	$12,640
May 20	$13,252	$15,752	$13,390
Jun 20	$13,754	$16,115	$13,899
Jul 20	$14,509	$17,025	$14,666
Aug 20	$14,942	$18,249	$15,106
Sep 20	$14,306	$17,577	$14,474
Oct 20	$14,537	$17,203	$14,713
Nov 20	$17,042	$19,306	$17,249
Dec 20	$18,560	$20,172	$18,791
Jan 21	$19,721	$20,106	$19,972
Feb 21	$20,607	$20,750	$20,870
Mar 21	$20,829	$21,473	$21,096
Apr 21	$21,253	$22,575	$21,532
May 21	$21,273	$22,678	$21,554
Jun 21	$21,601	$23,252	$21,890
Jul 21	$21,577	$23,653	$21,868
Aug 21	$22,033	$24,329	$22,333
Sep 21	$21,270	$23,225	$21,564
Oct 21	$22,140	$24,785	$22,450
Nov 21	$21,687	$24,419	$21,993
Dec 21	$22,717	$25,347	$23,043
Jan 22	$20,415	$23,825	$20,711
Feb 22	$20,494	$23,227	$20,794
Mar 22	$20,547	$23,979	$20,851
Apr 22	$18,593	$21,816	$18,870
May 22	$18,848	$21,772	$19,132
Jun 22	$17,330	$19,942	$17,594
Jul 22	$19,338	$21,812	$19,639
Aug 22	$18,445	$20,988	$18,733
Sep 22	$16,737	$19,032	$17,000
Oct 22	$18,414	$20,585	$18,707
Nov 22	$19,223	$21,671	$19,533
Dec 22	$17,893	$20,397	$18,186
Jan 23	$19,184	$21,820	$19,500
Feb 23	$19,028	$21,314	$19,343
Mar 23	$18,268	$21,875	$18,575
Apr 23	$17,699	$22,094	$17,992
May 23	$17,732	$22,190	$18,028
Jun 23	$19,139	$23,711	$19,461
Jul 23	$20,099	$24,565	$20,438
Aug 23	$19,421	$24,083	$19,749
Sep 23	$18,320	$22,931	$18,633
Oct 23	$17,372	$22,313	$17,672
Nov 23	$18,673	$24,407	$18,997
Dec 23	$20,929	$25,713	$21,296
Jan 24	$20,392	$25,997	$20,753
Feb 24	$21,262	$27,410	$21,641
Mar 24	$21,920	$28,296	$22,312
Apr 24	$20,874	$27,048	$21,254
May 24	$22,010	$28,332	$22,415
Jun 24	$21,602	$29,212	$21,999
Jul 24	$23,737	$29,749	$24,179
Aug 24	$23,342	$30,386	$23,782
Sep 24	$23,526	$31,012	$23,974
Oct 24	$22,680	$30,791	$23,114
Nov 24	$25,214	$32,842	$25,701
Dec 24	$22,901	$31,852	$23,346
Jan 25	$23,808	$32,828	$24,273
Feb 25	$22,400	$32,208	$22,839
Mar 25	$21,070	$30,301	$21,487

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	(3.87)%	13.51%	7.74%
S&P Total Market Index...
	7.09	18.08	11.72
S&P SmallCap 600 Growth Index™...
	(3.70)	13.73	7.95

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 5,813,201,431
Holdings Count | Holding	375
Advisory Fees Paid, Amount	$ 11,249,080
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$5,813,201,431
Number of Portfolio Holdings...
375
Net Investment Advisory Fees...
$11,249,080
Portfolio Turnover Rate...
52%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
20.4%
Health Care...
15.5
Financials...
15.0
Information Technology...
13.1
Consumer Discretionary...
11.5
Real Estate...
9.0
Energy...
4.8
Materials...
3.6
Consumer Staples...
3.0
Communication Services...
2.9
Utilities...
1.2
Security	Percent of Total InvestmentsFootnote Reference(a)
Corcept Therapeutics, Inc...
1.7%
Brinker International, Inc...
1.0
Merit Medical Systems, Inc...
1.0
Armstrong World Industries, Inc...
1.0
Essential Properties Realty Trust, Inc...
1.0
SPX Technologies, Inc...
0.9
ACI Worldwide, Inc...
0.9
Badger Meter, Inc...
0.9
Ryman Hospitality Properties, Inc...
0.9
Glaukos Corp...
0.9

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

C000012084
Shareholder Report [Line Items]
Fund Name	iShares Semiconductor ETF
Trading Symbol	SOXX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Semiconductor ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Semiconductor ETF	$31	0.34%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned (16.21)%.

  For the same period, the MSCI USA Index returned 8.17% and the NYSE Semiconductor Index returned (15.91)%.

What contributed to performance?

Several leading chipmakers specializing in high-performance hardware designed for artificial intelligence (“AI”) contributed to the Fund’s return during the reporting period. In Taiwan, a top-tier semiconductor foundry that produces advanced chips gained, as it enabled cutting-edge technologies across industries. Additionally, a U.S. dominant manufacturer of graphics processing units optimized for AI workloads benefited amid unprecedented demand. Additionally, key supplier of custom silicon for large cloud and tech companies gained due to demand for its AI-related chips.

What detracted from performance?

During the reporting period, semiconductors and semiconductor equipment companies in the United States were the most significant detractors from the Fund’s return. While demand for AI chips surged, U.S. semiconductor companies exposed to PCs, smartphones, industrial, and automotive sectors faced significant challenges. Weak end-market demand in these segments, coupled with excess inventory from prior overproduction, pressured sales and margins. Geopolitical factors, such as U.S.-China trade restrictions and tariffs further constrained growth by limiting access to key international markets. Further, a semiconductor materials and equipment company in the Netherlands declined as delayed orders from major clients and lingering overcapacity in the semiconductor industry weakened demand for its advanced lithography systems that are essential components in chip manufacturing.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	MSCI USA Index	NYSE Semiconductor Index
Apr 15	$9,872	$10,091	$9,876
May 15	$10,743	$10,226	$10,752
Jun 15	$9,825	$10,032	$9,839
Jul 15	$9,333	$10,233	$9,350
Aug 15	$8,851	$9,612	$8,869
Sep 15	$8,735	$9,357	$8,756
Oct 15	$9,604	$10,130	$9,631
Nov 15	$9,840	$10,165	$9,872
Dec 15	$9,647	$9,994	$9,681
Jan 16	$8,926	$9,463	$8,960
Feb 16	$9,077	$9,443	$9,117
Mar 16	$9,878	$10,090	$9,927
Apr 16	$9,419	$10,140	$9,470
May 16	$10,236	$10,325	$10,298
Jun 16	$10,140	$10,352	$10,209
Jul 16	$11,240	$10,745	$11,323
Aug 16	$11,773	$10,761	$11,870
Sep 16	$12,276	$10,772	$12,384
Oct 16	$12,095	$10,568	$12,205
Nov 16	$12,952	$10,950	$13,076
Dec 16	$13,352	$11,154	$13,488
Jan 17	$13,913	$11,385	$14,060
Feb 17	$14,310	$11,833	$14,467
Mar 17	$14,936	$11,850	$15,106
Apr 17	$14,855	$11,978	$15,030
May 17	$16,151	$12,141	$16,352
Jun 17	$15,342	$12,217	$15,540
Jul 17	$16,087	$12,466	$16,303
Aug 17	$16,552	$12,507	$16,781
Sep 17	$17,411	$12,762	$17,660
Oct 17	$18,958	$13,054	$19,237
Nov 17	$18,952	$13,452	$19,238
Dec 17	$18,670	$13,597	$18,957
Jan 18	$20,287	$14,378	$20,608
Feb 18	$20,332	$13,850	$20,662
Mar 18	$19,851	$13,512	$20,180
Apr 18	$18,586	$13,567	$18,901
May 18	$20,646	$13,897	$21,008
Jun 18	$19,708	$13,992	$20,064
Jul 18	$20,515	$14,494	$20,896
Aug 18	$21,051	$14,974	$21,450
Sep 18	$20,565	$15,042	$20,961
Oct 18	$18,098	$13,998	$18,452
Nov 18	$18,693	$14,271	$19,065
Dec 18	$17,462	$12,985	$17,811
Jan 19	$19,231	$14,053	$19,626
Feb 19	$20,445	$14,524	$20,871
Mar 19	$21,164	$14,792	$21,614
Apr 19	$23,597	$15,385	$24,111
May 19	$19,698	$14,413	$20,129
Jun 19	$22,228	$15,425	$22,734
Jul 19	$23,501	$15,663	$24,048
Aug 19	$22,964	$15,391	$23,507
Sep 19	$23,821	$15,665	$24,396
Oct 19	$25,239	$16,006	$25,860
Nov 19	$26,273	$16,607	$26,928
Dec 19	$28,353	$17,094	$29,078
Jan 20	$27,448	$17,128	$28,156
Feb 20	$26,185	$15,731	$26,871
Mar 20	$23,238	$13,736	$23,858
Apr 20	$26,627	$15,543	$27,350
May 20	$28,547	$16,351	$29,333
Jun 20	$30,813	$16,724	$31,676
Jul 20	$32,980	$17,717	$33,917
Aug 20	$34,932	$19,047	$35,933
Sep 20	$34,728	$18,337	$35,742
Oct 20	$34,768	$17,859	$35,797
Nov 20	$41,257	$19,926	$42,500
Dec 20	$43,360	$20,747	$44,682
Jan 21	$44,782	$20,555	$46,168
Feb 21	$47,614	$21,092	$49,108
Mar 21	$48,551	$21,885	$50,096
Apr 21	$48,313	$23,076	$49,866
May 21	$49,556	$23,187	$51,169
Jun 21	$52,072	$23,833	$53,792
Jul 21	$52,378	$24,396	$54,125
Aug 21	$53,665	$25,116	$55,474
Sep 21	$51,225	$23,931	$52,976
Oct 21	$54,521	$25,600	$56,403
Nov 21	$60,721	$25,342	$62,853
Dec 21	$62,439	$26,343	$64,657
Jan 22	$55,272	$24,852	$57,252
Feb 22	$54,558	$24,124	$56,531
Mar 22	$54,487	$24,972	$56,480
Apr 22	$46,144	$22,708	$47,840
May 22	$49,107	$22,658	$50,939
Jun 22	$40,423	$20,783	$41,948
Jul 22	$47,056	$22,721	$48,847
Aug 22	$42,658	$21,831	$44,290
Sep 22	$36,964	$19,807	$38,392
Oct 22	$37,908	$21,379	$39,383
Nov 22	$45,103	$22,542	$46,887
Dec 22	$40,562	$21,217	$42,178
Jan 23	$47,031	$22,613	$48,923
Feb 23	$47,718	$22,073	$49,651
Mar 23	$51,943	$22,857	$54,070
Apr 23	$48,124	$23,147	$50,102
May 23	$55,645	$23,297	$57,963
Jun 23	$59,317	$24,851	$61,823
Jul 23	$62,526	$25,706	$65,192
Aug 23	$59,690	$25,273	$62,252
Sep 23	$55,614	$24,088	$58,019
Oct 23	$51,904	$23,534	$54,155
Nov 23	$60,272	$25,753	$62,912
Dec 23	$67,701	$26,966	$70,694
Jan 24	$68,927	$27,386	$71,995
Feb 24	$76,655	$28,856	$80,101
Mar 24	$79,753	$29,773	$83,369
Apr 24	$75,534	$28,544	$78,983
May 24	$82,600	$29,908	$86,403
Jun 24	$87,189	$30,977	$91,234
Jul 24	$83,172	$31,366	$87,064
Aug 24	$81,719	$32,123	$85,565
Sep 24	$81,681	$32,814	$85,553
Oct 24	$77,318	$32,572	$81,001
Nov 24	$76,395	$34,610	$80,049
Dec 24	$76,483	$33,729	$80,174
Jan 25	$77,453	$34,756	$81,217
Feb 25	$73,997	$34,209	$77,608
Mar 25	$66,826	$32,207	$70,109

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	(16.21)%	23.52%	20.92%
MSCI USA Index...
	8.17	18.58	12.41
NYSE Semiconductor Index...
	(15.91)	24.06	21.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 10,821,338,306
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 47,449,870
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$10,821,338,306
Number of Portfolio Holdings...
34
Net Investment Advisory Fees...
$47,449,870
Portfolio Turnover Rate...
27%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Semiconductors & Semiconductor Equipment...
100.0%
Security	Percent of Total InvestmentsFootnote Reference(a)
Texas Instruments, Inc...
8.1%
NVIDIA Corp...
7.7
Broadcom, Inc...
7.5
Advanced Micro Devices, Inc...
7.3
QUALCOMM, Inc...
6.9
KLA Corp...
4.3
Intel Corp...
4.2
Lam Research Corp...
4.2
Micron Technology, Inc...
4.1
Monolithic Power Systems, Inc...
4.1

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]
C000254701
Shareholder Report [Line Items]
Fund Name	iShares Top 20 U.S. Stocks ETF
Trading Symbol	TOPT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Top 20 U.S. Stocks ETF (the “Fund”) for the period of October 23, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Top 20 U.S. Stocks ETF	$9Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.20%
AssetsNet	$ 173,322,231
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 99,336
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$173,322,231
Number of Portfolio Holdings...
23
Net Investment Advisory Fees...
$99,336
Portfolio Turnover Rate...
18%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
44.8%
Financials...
15.0
Communication Services...
10.7
Consumer Discretionary...
10.6
Health Care...
8.9
Consumer Staples...
7.0
Energy...
3.0
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
15.5%
Microsoft Corp...
13.0
NVIDIA Corp...
12.3
Amazon.com, Inc...
6.4
Berkshire Hathaway, Inc., Class B...
4.9
Tesla, Inc...
4.2
Meta Platforms, Inc., Class A...
4.2
JPMorgan Chase & Co...
4.0
Broadcom, Inc...
3.9
Eli Lilly & Co...
3.8

Footnote	Description
Footnote(a)	Excludes money market funds.

C000012083
Shareholder Report [Line Items]
Fund Name	iShares U.S. Digital Infrastructure and Real Estate ETF
Trading Symbol	IDGT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Digital Infrastructure and Real Estate ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Digital Infrastructure and Real Estate ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended March 31, 2025, the Fund returned 4.08%.

  For the same period, the S&P Total Market Index returned 7.09% and the S&P Data Center, Tower REIT and Communications Equipment Index™ returned 4.58%.

What contributed to performance?

Real estate stocks contributed the most to the Fund's return during the reporting period. Telecom tower REITs, companies that own and lease cell towers to wireless communication providers, gained due to strong demand for wireless connectivity, driven by the rollout of 5G technology and increasing data consumption. Additionally, a telecom infrastructure REIT that focuses on fiber networks and wireless towers gained due to fiber expansion, and broadband initiatives. Data center REITs, those that manage highly specialized facilities that house critical technology infrastructure, were supported by continued demand for data storage and data processing. In the information technology sector, multinational telecommunications companies that specialize in network infrastructure, software, and services for mobile and fixed broadband communication benefited from rising margins, monetizing past infrastructure investments, and expanding premium service offerings.

What detracted from performance?

Detracting from the Fund’s return during the reporting period were companies within the technology hardware, storage, and peripherals segment, amid concerns about intensifying competition in the AI server market. Additionally, a company that produces high-performance and high-efficiency servers came under heightened scrutiny following reports of questionable accounting practices, the resignation of the company’s external auditor, and a delayed annual report filing.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	S&P Total Market Index	S&P Data Center, Tower REIT and Communications Equipment Index™
Apr 15	$10,141	$10,046	$10,145
May 15	$10,589	$10,187	$10,596
Jun 15	$10,111	$10,013	$10,122
Jul 15	$10,475	$10,179	$10,489
Aug 15	$9,782	$9,568	$9,800
Sep 15	$9,584	$9,286	$9,602
Oct 15	$10,170	$10,017	$10,194
Nov 15	$10,165	$10,073	$10,191
Dec 15	$9,829	$9,869	$9,857
Jan 16	$8,765	$9,309	$8,792
Feb 16	$9,355	$9,306	$9,386
Mar 16	$9,790	$9,961	$9,825
Apr 16	$9,525	$10,022	$9,563
May 16	$9,608	$10,202	$9,651
Jun 16	$9,381	$10,222	$9,425
Jul 16	$9,966	$10,628	$10,017
Aug 16	$10,478	$10,657	$10,537
Sep 16	$11,003	$10,676	$11,070
Oct 16	$10,796	$10,442	$10,864
Nov 16	$11,575	$10,906	$11,653
Dec 16	$11,739	$11,118	$11,821
Jan 17	$11,892	$11,334	$11,980
Feb 17	$12,409	$11,752	$12,506
Mar 17	$12,268	$11,762	$12,370
Apr 17	$12,120	$11,885	$12,224
May 17	$12,190	$12,005	$12,301
Jun 17	$12,349	$12,116	$12,465
Jul 17	$12,511	$12,345	$12,631
Aug 17	$12,287	$12,367	$12,407
Sep 17	$12,469	$12,669	$12,593
Oct 17	$12,545	$12,944	$12,674
Nov 17	$13,209	$13,336	$13,347
Dec 17	$13,027	$13,471	$13,165
Jan 18	$13,628	$14,186	$13,772
Feb 18	$13,882	$13,660	$14,030
Mar 18	$13,957	$13,390	$14,108
Apr 18	$14,003	$13,437	$14,156
May 18	$13,876	$13,817	$14,030
Jun 18	$14,207	$13,908	$14,366
Jul 18	$14,047	$14,373	$14,207
Aug 18	$15,313	$14,873	$15,491
Sep 18	$14,995	$14,897	$15,172
Oct 18	$13,676	$13,793	$13,838
Nov 18	$13,929	$14,070	$14,098
Dec 18	$12,905	$12,758	$13,066
Jan 19	$13,904	$13,856	$14,085
Feb 19	$15,551	$14,343	$15,759
Mar 19	$15,390	$14,549	$15,603
Apr 19	$16,147	$15,128	$16,374
May 19	$13,837	$14,152	$14,036
Jun 19	$14,820	$15,144	$15,040
Jul 19	$15,437	$15,366	$15,671
Aug 19	$13,972	$15,056	$14,187
Sep 19	$14,526	$15,316	$14,755
Oct 19	$14,587	$15,641	$14,821
Nov 19	$14,920	$16,233	$15,166
Dec 19	$15,114	$16,700	$15,368
Jan 20	$14,546	$16,679	$14,788
Feb 20	$13,258	$15,314	$13,483
Mar 20	$11,881	$13,199	$12,094
Apr 20	$13,598	$14,949	$13,842
May 20	$13,880	$15,752	$14,133
Jun 20	$13,583	$16,115	$13,833
Jul 20	$14,761	$17,025	$15,037
Aug 20	$14,289	$18,249	$14,555
Sep 20	$12,834	$17,577	$13,073
Oct 20	$13,046	$17,203	$13,288
Nov 20	$15,140	$19,306	$15,428
Dec 20	$16,440	$20,172	$16,754
Jan 21	$17,801	$20,106	$18,148
Feb 21	$18,038	$20,750	$18,394
Mar 21	$18,522	$21,473	$18,895
Apr 21	$18,403	$22,575	$18,780
May 21	$19,371	$22,678	$19,774
Jun 21	$20,081	$23,252	$20,508
Jul 21	$20,128	$23,653	$20,562
Aug 21	$20,100	$24,329	$20,540
Sep 21	$19,058	$23,225	$19,482
Oct 21	$19,748	$24,785	$20,192
Nov 21	$20,704	$24,419	$21,179
Dec 21	$23,318	$25,347	$23,868
Jan 22	$20,379	$23,825	$20,865
Feb 22	$20,118	$23,227	$20,603
Mar 22	$20,472	$23,979	$20,973
Apr 22	$17,826	$21,816	$18,267
May 22	$17,515	$21,772	$17,953
Jun 22	$16,292	$19,942	$16,705
Jul 22	$19,288	$21,812	$19,787
Aug 22	$19,506	$20,988	$20,014
Sep 22	$17,875	$19,032	$18,346
Oct 22	$20,737	$20,585	$21,292
Nov 22	$20,783	$21,671	$21,346
Dec 22	$19,155	$20,397	$19,680
Jan 23	$19,469	$21,820	$20,000
Feb 23	$18,897	$21,314	$19,417
Mar 23	$19,824	$21,875	$20,380
Apr 23	$17,843	$22,094	$18,321
May 23	$18,803	$22,190	$19,316
Jun 23	$19,554	$23,711	$20,098
Jul 23	$18,693	$24,565	$19,206
Aug 23	$18,719	$24,083	$19,298
Sep 23	$17,179	$22,931	$17,716
Oct 23	$15,573	$22,313	$16,063
Nov 23	$16,440	$24,407	$16,964
Dec 23	$17,997	$25,713	$18,586
Jan 24	$18,702	$25,997	$19,316
Feb 24	$19,676	$27,410	$20,330
Mar 24	$20,117	$28,296	$20,792
Apr 24	$18,570	$27,048	$19,204
May 24	$19,384	$28,332	$20,053
Jun 24	$19,734	$29,212	$20,423
Jul 24	$20,758	$29,749	$21,490
Aug 24	$21,030	$30,386	$21,780
Sep 24	$22,240	$31,012	$23,045
Oct 24	$21,979	$30,791	$22,781
Nov 24	$23,103	$32,842	$23,955
Dec 24	$22,791	$31,852	$23,645
Jan 25	$22,944	$32,828	$23,810
Feb 25	$22,212	$32,208	$23,057
Mar 25	$20,938	$30,301	$21,744

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 years	10 Years
Fund NAV...
	4.08%	12.00%	7.67%
S&P Total Market Index...
	7.09	18.08	11.72
S&P Data Center, Tower REIT and Communications Equipment Index™...
	4.58	12.45	8.08

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 125,395,878
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 303,958
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$125,395,878
Number of Portfolio Holdings...
32
Net Investment Advisory Fees...
$303,958
Portfolio Turnover Rate...
59%

Holdings [Text Block]

Industry allocation

Ten largest holdings

Industry	Percent of TotaI InvestmentsFootnote Reference(a)
Specialized REITs...
48.1%
Communications Equipment...
32.9
Semiconductors & Semiconductor Equipment...
6.8
Technology Hardware, Storage & Peripherals...
5.9
IT Services...
4.7
Software...
1.6
Security	Percent of Total InvestmentsFootnote Reference(a)
American Tower Corp...
10.3%
Crown Castle, Inc...
10.1
Equinix, Inc...
9.7
Digital Realty Trust, Inc...
9.6
Fastly, Inc., Class A...
4.7
Cisco Systems, Inc...
4.7
Uniti Group, Inc...
4.5
Telefonaktiebolaget LM Ericsson, ADR...
4.4
Arista Networks, Inc...
4.4
Juniper Networks, Inc...
4.2

Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund Change [Text Block]

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.